UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Bond Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

ASSET–BACKED SECURITIES	Principal	Value
Air Canada Enhanced Equipment Trust Series 2015–2, Class AA,
3.750%, 12–15–27 (A)	$4,000	$4,010

TOTAL ASSET–BACKED SECURITIES – 0.4%		$4,010
(Cost: $4,000)

CORPORATE DEBT SECURITIES
Consumer Discretionary
Apparel Retail – 0.9%
Limited Brands, Inc.:
7.000%, 5–1–20	7,676	8,655
5.625%, 2–15–22	1,710	1,817

		10,472

Apparel, Accessories & Luxury Goods – 0.7%
Hanesbrands, Inc.,
6.375%, 12–15–20	7,758	8,030

Auto Parts & Equipment – 0.4%
BorgWarner, Inc.,
3.375%, 3–15–25	5,000	4,723

Automobile Manufacturers – 0.2%
General Motors Co.,
5.000%, 4–1–35	3,000	2,796

Cable & Satellite – 2.2%
Comcast Cable Communications, Inc.,
8.500%, 5–1–27	5,250	7,082
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.:
5.000%, 3–1–21	6,750	7,282
3.800%, 3–15–22	2,881	2,901
3.950%, 1–15–25	3,365	3,320
Time Warner Cable, Inc.,
5.850%, 5–1–17	5,035	5,267

		25,852

Department Stores – 0.6%
May Department Stores Co. (The),
7.450%, 10–15–16	6,600	6,904

Education Services – 0.3%
Trustees of Princeton University (The),
4.950%, 3–1–19	3,000	3,287

Footwear – 0.3%
NIKE, Inc.,
3.875%, 11–1–45	4,000	3,857

Home Improvement Retail – 0.9%
Home Depot, Inc. (The),
4.400%, 4–1–21	10,135	11,162

Homebuilding – 0.5%
Toll Brothers Finance Corp.,
4.375%, 4–15–23	6,445	6,252

Internet Retail – 0.8%
Amazon.com, Inc.,
4.800%, 12–5–34	8,470	8,913

Restaurants – 0.5%
McDonalds Corp.:
5.350%, 3–1–18	3,700	3,962
3.700%, 1–30–26	2,000	1,999

		5,961

Total Consumer Discretionary – 8.3%		98,209
Consumer Staples
Brewers – 0.7%
Anheuser–Busch InBev Worldwide, Inc.,
1.375%, 7–15–17	8,046	8,019

Drug Retail – 0.4%
CVS Health Corp.,
2.800%, 7–20–20	4,450	4,472

Food Retail – 0.1%
Kroger Co. (The),
6.400%, 8–15–17	1,080	1,160

Household Products – 1.1%
Procter & Gamble Co. (The),
8.000%, 9–1–24	10,000	13,389

Packaged Foods & Meats – 1.7%
General Mills, Inc.,
1.400%, 10–20–17	8,800	8,757
Mead Johnson Nutrition Co.,
4.125%, 11–15–25	4,000	4,032
Tyson Foods, Inc. (GTD by Tyson Fresh Meats, Inc.),
2.650%, 8–15–19	7,765	7,771

		20,560

Soft Drinks – 0.7%
Coca–Cola Co. (The),
2.875%, 10–27–25	8,000	7,888

Total Consumer Staples – 4.7%		55,488
Energy
Oil & Gas Equipment & Services – 1.5%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.),
6.500%, 1–31–19	5,000	5,494
Halliburton Co.:
3.375%, 11–15–22	1,000	984
6.750%, 2–1–27	4,950	5,826
Schlumberger Holding Corp.,
3.625%, 12–21–22 (A)	5,000	4,942

		17,246

Oil & Gas Exploration & Production – 2.7%
BP Capital Markets plc,
1.674%, 2–13–18	10,500	10,489
ConocoPhillips Co. (GTD by ConocoPhillips),
4.150%, 11–15–34	4,650	4,029
Devon Energy Corp.,
5.850%, 12–15–25	6,000	5,836
EQT Corp.:
8.125%, 6–1–19	8,081	8,731
4.875%, 11–15–21	3,000	2,857

		31,942

Oil & Gas Storage & Transportation – 1.6%
Copano Energy LLC and Copano Energy Finance Corp.,
7.125%, 4–1–21	1,789	1,786
El Paso Corp.,
7.000%, 6–15–17	1,000	1,030
Plains All American Pipeline L.P. and PAA Finance Corp.,
3.600%, 11–1–24	4,469	3,587
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
4.400%, 4–1–21	7,000	6,784
Tennessee Gas Pipeline Co.,
7.000%, 3–15–27	6,000	5,874

		19,061

Total Energy – 5.8%		68,249
Financials
Asset Management & Custody Banks – 1.0%
Ares Capital Corp.,
3.875%, 1–15–20	11,635	11,814

Consumer Finance – 4.9%
American Express Credit Corp.,
1.875%, 11–5–18	4,000	3,990
Capital One Financial Corp.,
4.200%, 10–29–25	5,500	5,433
Capital One N.A.,
2.400%, 9–5–19	12,000	11,874
Discover Financial Services,
3.950%, 11–6–24	11,900	11,735
Ford Motor Credit Co. LLC,
3.200%, 1–15–21	10,000	9,933
General Motors Financial Co., Inc.,
3.100%, 1–15–19	2,000	1,998
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.),
3.500%, 7–10–19	3,400	3,412
Western Union Co. (The),
3.650%, 8–22–18	9,000	9,227

		57,602

Diversified Banks – 4.0%
Bank of America Corp.,
5.650%, 5–1–18	8,000	8,602
Bank of Nova Scotia (The),
1.250%, 4–11–17	9,920	9,903
Royal Bank of Canada,
2.350%, 10–30–20	8,000	7,932
U.S. Bank N.A.,
1.350%, 1–26–18	8,000	7,973

Wachovia Corp.,
5.750%, 6–15–17	12,000	12,704

		47,114

Health Care REITs – 0.5%
Health Care REIT, Inc.,
4.000%, 6–1–25	5,700	5,608

Investment Banking & Brokerage – 3.3%
Credit Suisse Group Funding (Guernsey) Ltd.,
3.125%, 12–10–20 (A)	4,500	4,481
Goldman Sachs Group, Inc. (The):
7.500%, 2–15–19	10,000	11,444
4.250%, 10–21–25	4,000	3,972
Merrill Lynch & Co., Inc.,
6.400%, 8–28–17	5,969	6,394
Morgan Stanley:
5.950%, 12–28–17	8,000	8,602
3.700%, 10–23–24	4,000	4,020

		38,913

Life & Health Insurance – 3.0%
Aflac, Inc.,
3.625%, 11–15–24	9,250	9,415
MetLife, Inc.:
6.817%, 8–15–18	11,000	12,388
3.600%, 11–13–25	3,000	3,023
New York Life Global Funding,
1.550%, 11–2–18 (A)	4,000	3,968
Principal Life Global Funding II,
2.625%, 11–19–20 (A)	7,000	6,984

		35,778

Other Diversified Financial Services – 4.6%
Citigroup, Inc.:
1.300%, 11–15–16	3,000	2,993
4.450%, 9–29–27	10,000	9,940
Fidelity National Financial, Inc.,
6.600%, 5–15–17	11,430	12,061
JPMorgan Chase & Co.:
6.000%, 1–15–18	7,000	7,561
2.550%, 10–29–20	3,000	2,973
TIAA Asset Management Finance Co. LLC,
4.125%, 11–1–24 (A)	9,600	9,638
USAA Capital Corp.,
2.450%, 8–1–20 (A)	10,030	10,027

		55,193

Regional Banks – 1.5%
PNC Bank N.A.:
1.500%, 2–23–18	8,500	8,459
2.450%, 11–5–20	4,000	3,984
3.300%, 10–30–24	5,500	5,506

		17,949

Specialized REITs – 1.0%
Aircastle Ltd.,
5.500%, 2–15–22	8,409	8,640
Crown Castle International Corp.,
5.250%, 1–15–23	2,844	2,990

		11,630

Total Financials – 23.8%		281,601
Health Care
Biotechnology – 1.0%
Amgen, Inc.:
1.250%, 5–22–17	6,000	5,978
6.150%, 6–1–18	2,911	3,194
5.700%, 2–1–19	2,000	2,205

		11,377

Health Care Services – 0.8%
Medco Health Solutions, Inc.,
7.125%, 3–15–18	9,000	9,950

Health Care Supplies – 1.0%
Medtronic, Inc.,
4.375%, 3–15–35	12,060	12,184

Pharmaceuticals – 2.4%
AbbVie, Inc.,
4.500%, 5–14–35	8,100	7,931
Actavis Funding SCS (GTD by Warner Chilcott Ltd., Actavis Capital S.a.r.l. and Actavis, Inc.),
2.350%, 3–12–18	5,100	5,106
AstraZeneca plc,
3.375%, 11–16–25	5,000	4,964
Mylan, Inc.,
1.350%, 11–29–16	10,194	10,109

		28,110

Total Health Care – 5.2%		61,621
Industrials
Aerospace & Defense – 1.4%
BAE Systems Finance, Inc.,
7.500%, 7–1–27 (A)	2,600	3,407
BAE Systems Holdings, Inc.:
3.800%, 10–7–24 (A)	5,000	4,976
3.850%, 12–15–25 (A)	3,000	2,972
4.750%, 10–7–44 (A)	2,000	1,946
BAE Systems plc,
3.500%, 10–11–16 (A)	509	516
Boeing Co. (The),
1.650%, 10–30–20	2,500	2,447

		16,264

Air Freight & Logistics – 0.7%
FedEx Corp.,
4.750%, 11–15–45	8,000	7,921

Airlines – 0.4%
Southwest Airlines Co.,
5.125%, 3–1–17	4,720	4,906

Electrical Components & Equipment – 0.8%
WESCO Distribution, Inc.,
5.375%, 12–15–21	10,352	9,938

Environmental & Facilities Services – 2.0%
Republic Services, Inc.,
3.800%, 5–15–18	4,000	4,144
Waste Management, Inc.:
6.100%, 3–15–18	8,000	8,721
7.100%, 8–1–26	8,460	10,712

		23,577

Industrial Conglomerates – 0.6%
General Electric Capital Corp.:
0.964%, 4–15–16 (A)	1,066	1,067
6.000%, 8–7–19	1,432	1,622
2.342%, 11–15–20	4,171	4,140

		6,829

Railroads – 0.2%
Burlington Northern Santa Fe LLC,
3.400%, 9–1–24	2,275	2,278

Trading Companies & Distributors – 0.7%
HD Supply, Inc.,
5.250%, 12–15–21 (A)	8,247	8,412

Trucking – 0.5%
Penske Truck Leasing Co. L.P. and PTL Finance Corp.,
3.300%, 4–1–21 (A)	6,000	5,918

Total Industrials – 7.3%		86,043
Information Technology
Communications Equipment – 0.1%
QUALCOMM, Inc.,
2.250%, 5–20–20	1,365	1,352

Data Processing & Outsourced Services – 2.2%
Alliance Data Systems Corp.:
5.250%, 12–1–17 (A)	8,428	8,512
6.375%, 4–1–20 (A)	5,685	5,742
5.375%, 8–1–22 (A)	2,884	2,747
Visa, Inc.:
2.800%, 12–14–22	4,000	4,007
3.150%, 12–14–25	5,500	5,512

		26,520

Electronic Equipment & Instruments – 0.5%
Xerox Corp.,
6.350%, 5–15–18	5,050	5,400

Electronic Manufacturing Services – 1.2%
Jabil Circuit, Inc.:
8.250%, 3–15–18	7,350	8,094
5.625%, 12–15–20	5,480	5,754

		13,848

Internet Software & Services – 0.7%
Alibaba Group Holding Ltd.,
3.600%, 11–28–24	8,380	8,005

Semiconductors – 0.3%
Intel Corp.,
3.100%, 7–29–22	4,000	4,081

Systems Software – 2.5%
CA, Inc.,
5.375%, 12–1–19	8,695	9,385
Microsoft Corp.,
2.650%, 11–3–22	5,000	4,995
Oracle Corp.,
3.900%, 5–15–35	16,750	15,712

		30,092

Technology Hardware, Storage & Peripherals – 1.3%
Apple, Inc.,
2.500%, 2–9–25	16,000	15,310

Total Information Technology – 8.8%		104,608
Materials
Diversified Metals & Mining – 0.5%
Glencore Funding LLC,
3.125%, 4–29–19 (A)	6,580	5,494

Specialty Chemicals – 1.1%
Lubrizol Corp. (The),
8.875%, 2–1–19	5,285	6,315
Methanex Corp.,
5.250%, 3–1–22	7,500	7,385

		13,700

Total Materials – 1.6%		19,194

Telecommunication Services
Integrated Telecommunication Services – 1.2%
Verizon Communications, Inc., 5.150%, 9–15–23	13,000	14,293

Wireless Telecommunication Service – 1.8%
American Tower Corp., 5.900%, 11–1–21	14,000	15,596
Crown Castle Towers LLC:
3.222%, 5–15–22 (A)	2,000	1,973
3.663%, 5–15–25 (A)	4,000	3,882

		21,451

Total Telecommunication Services – 3.0%		35,744
Utilities
Electric Utilities – 0.6%
Kansas City Power & Light Co., 6.375%, 3–1–18	6,500	7,104

Multi–Utilities – 1.9%
Duke Energy Carolinas LLC:
4.300%, 6–15–20	3,250	3,518
3.750%, 6–1–45	12,000	11,112
Duke Energy Indiana, Inc., 3.750%, 7–15–20	2,239	2,358
NorthWestern Corp., 6.340%, 4–1–19	5,600	6,303

		23,291

Water Utilities – 0.3%
California Water Service Co., 5.875%, 5–1–19	3,000	3,335

Total Utilities – 2.8%		33,730

TOTAL CORPORATE DEBT SECURITIES – 71.3%		$844,487
(Cost: $840,191)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO – 0.1%
MASTR Adjustable Rate Mortgage Trust 2005-1, 2.561%, 3–25–35 (B)	3,548	1,093
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1, 2.569%, 2–25–34 (B)	961	60
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass–Through Certificates, Series 2004–3AC, 2.454%, 3–25–34 (B)	1,507	85

		1,238

TOTAL MORTGAGE-BACKED SECURITIES – 0.1%		$1,238
(Cost: $6,018)

MUNICIPAL BONDS - TAXABLE
Massachusetts – 0.4%
MA Hlth and Edu Fac Auth, Rev Bonds, Harvard Univ Issue, Ser 2008C, 5.260%, 10–1–18	3,985	4,382

New York – 0.4%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009, 11.000%, 3–1–29 (A)	4,032	5,366

Pennsylvania – 0.3%
Cmnwlth of PA, GO Bonds, Third Ser B of 2010 (Federally Taxable - Build America Bonds), 4.750%, 7–15–22	3,075	3,376

TOTAL MUNICIPAL BONDS - TAXABLE – 1.1%		$13,124
(Cost: $11,377)

OTHER GOVERNMENT SECURITIES (C)
Canada – 1.0%
Province de Quebec, 7.140%, 2–27–26	9,365	12,293

TOTAL OTHER GOVERNMENT SECURITIES – 1.0%		$12,293
(Cost: $9,584)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.7%
Federal Farm Credit Bank, 4.600%, 1–29–20	7,500	8,336

Mortgage-Backed Obligations – 12.5%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.000%, 5–15–23	1,398	1,498
4.500%, 5–15–32	538	541
4.000%, 10–15–35	2,604	2,691
3.000%, 10–15–36	11,702	12,019
4.000%, 11–15–36	1,977	2,056
4.500%, 8–15–39	2,403	2,499
4.881%, 7–25–44 (A)(B)	10,300	10,746
4.349%, 12–25–44 (A)(B)	4,000	4,147
3.656%, 10–25–45 (A)(B)	8,000	7,898
3.502%, 11–25–45 (A)(B)	8,837	8,633
4.595%, 11–25–46 (A)(B)	8,250	8,731
4.286%, 7–25–48 (A)(B)	8,650	8,851
4.421%, 12–25–48 (A)(B)	4,000	4,185
Federal National Mortgage Association Agency REMIC/CMO:
2.717%, 2–25–22	2,600	2,618
2.630%, 2–1–23	3,216	3,208
2.354%, 3–1–23	3,829	3,800
2.390%, 6–1–25	3,265	3,298
3.500%, 8–25–33	599	620
5.500%, 11–25–36 (D)	2,978	560
2.000%, 4–25–39	10,706	10,451
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
3.850%, 3–1–18	4,751	4,936
4.950%, 4–1–19	1,845	2,010
5.500%, 10–1–21	2,118	2,254
2.759%, 4–1–22	5,360	5,436
5.500%, 11–1–22	681	721
3.000%, 9–1–28	9,355	9,608
4.000%, 12–1–31	7,108	7,603
5.500%, 2–1–35	1,654	1,878
Government National Mortgage Association Agency REMIC/CMO:
2.500%, 7–20–40	5,401	5,374
2.000%, 3–16–42	9,549	9,324

		148,194

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 13.2%		$156,530
(Cost: $159,147)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 9.9%
U.S. Treasury Bonds, 3.000%, 11–15–44	32,389	32,208
U.S. Treasury Notes:
2.750%, 2–28–18	25,000	25,866
1.750%, 5–15–22	15,000	14,756
1.625%, 11–15–22	15,000	14,572
2.000%, 8–15–25	31,081	30,303

		117,705

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 9.9%		$117,705
(Cost: $122,474)

SHORT–TERM SECURITIES
Commercial Paper (E) – 2.1%
Air Products and Chemicals, Inc., 0.370%, 1–20–16	5,000	4,999
Bemis Co., Inc., 0.340%, 1–5–16	2,100	2,100
Federal Home Loan Bank, 0.280%, 3–2–16	5,000	4,998
Intel Corp., 0.350%, 1–27–16	3,000	2,999
Prudential Funding LLC (GTD by Prudential Financial, Inc.), 0.300%, 1–4–16	5,232	5,232
Virginia Electric and Power Co., 0.530%, 1–8–16	5,000	4,999

		25,327

Master Note – 0.1%
Toyota Motor Credit Corp., 0.435%, 1–6–16 (F)	937	937

TOTAL SHORT-TERM SECURITIES – 2.2%		$26,264
(Cost: $26,264)

TOTAL INVESTMENT SECURITIES – 99.2%		$1,175,651
(Cost: $1,179,055)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		9,018

NET ASSETS – 100.0%		$1,184,669

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015 the total value of these securities amounted to $160,171 or 13.5% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015.

(C)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(D)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(E)	Rate shown is the yield to maturity at December 31, 2015.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$4,010	$—
Corporate Debt Securities	—	844,487	—
Mortgage-Backed Securities	—	1,238	—
Municipal Bonds	—	13,124	—
Other Government Securities	—	12,293	—
United States Government Agency Obligations	—	156,530	—
United States Government Obligations	—	117,705	—
Short-Term Securities	—	26,264	—
Total	$—	$1,175,651	$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REITS = Real Estate Investment Trusts

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,179,055

Gross unrealized appreciation	22,362
Gross unrealized depreciation	(25,766)

Net unrealized depreciation	$(3,404)

SCHEDULE OF INVESTMENTS Global Bond Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares		Value
Brazil
Utilities – 0.7%
Alupar Investimento S.A.		608	$2,021
Transmissora Alianca de Energia Eletrica S.A.		541	2,289

			4,310

Total Brazil – 0.7%			$4,310
Chile
Utilities – 0.3%
Aguas Andinas S.A.		3,909	2,005

Total Chile – 0.3%			$2,005
Panama
Financials – 1.2%
Banco Latinoamericano de Comercio Exterior S.A.		308	7,978

Total Panama – 1.2%			$7,978
United Kingdom
Energy – 1.0%
Royal Dutch Shell plc, Class A		261	5,883
Seadrill Partners LLC		209	764

			6,647

Total United Kingdom – 1.0%			$6,647
United States
Health Care – 0.8%
Bristol-Myers Squibb Co.		74	5,093

Information Technology – 0.8%
Intel Corp.		151	5,196

Utilities – 0.8%
PPL Corp.		155	5,295

Total United States – 2.4%			$15,584

TOTAL COMMON STOCKS – 5.6%			$36,524
(Cost: $43,192)

CORPORATE DEBT SECURITIES	Principal
Argentina
Consumer Discretionary – 0.5%
Arcos Dorados Holdings, Inc.
10.250%, 7–13–16 (A)	BRL	14,475	3,357

Energy – 1.5%
Pan American Energy LLC:
7.875%, 5–7–21		$1,650	1,612
7.875%, 5–7–21(B)		4,000	3,910
YPF Sociedad Anonima
8.875%, 12–19–18 (B)		3,900	3,944

			9,466

Industrials – 0.6%
Aeropuertos Argentina 2000 S.A.:
10.750%, 12–1–20 (B)		3,500	3,684
10.750%, 12–1–20		231	243

			3,927

Materials – 0.3%
IRSA Inversiones y Representaciones S.A.
8.500%, 2–2–17		2,000	1,980

Utilities – 0.2%
Transportadora de Gas del Sur S.A.:
7.875%, 5–14–17 (B)		1,000	985
7.875%, 5–14–17		508	500

			1,485

Total Argentina – 3.1%			$20,215
Austria
Consumer Staples – 0.7%
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.)
7.750%, 10–28–20 (B)		4,600	4,416

Total Austria – 0.7%			$4,416

Brazil
Consumer Staples – 1.3%
BFF International Ltd.
7.250%, 1–28–20 (B)	7,900	8,437

Energy – 0.4%
Lancer Finance Co. (SPV) Ltd.
5.850%, 12–12–16 (B)(C)	735	—
QGOG Constellation S.A.
6.250%, 11–9–19 (B)	5,750	2,544

		2,544

Financials – 1.2%
Banco BMG S.A.:
9.150%, 1–15–16 (B)	100	99
9.150%, 1–15–16	400	396
Banco Bradesco S.A.
4.125%, 5–16–16 (B)	6,800	6,838
Banco Cruzeiro do Sul S.A.
8.500%, 2–20–15 (B)(C)	7,500	525

		7,858

Industrials – 1.2%
Embraer Overseas Ltd.
6.375%, 1–24–17	7,000	7,227
Odebrecht Drilling Norbe VII/IX Ltd.
6.350%, 6–30–21 (B)	1,727	622

		7,849

Materials – 1.1%
Suzano Trading Ltd.
5.875%, 1–23–21 (B)	7,450	7,208

Total Brazil – 5.2%		$33,896
British Virgin Islands
Energy – 0.4%
QGOG Atlantic/Alaskan Rigs Ltd.:
5.250%, 7–30–18 (B)	3,568	2,426
5.250%, 7–30–18	502	341

		2,767

Financials – 0.5%
Horsepower Finance Ltd.
2.100%, 3–3–17	3,200	3,201

Total British Virgin Islands – 0.9%		$5,968
Canada
Financials – 0.5%
Bank of Montreal
1.800%, 7–31–18	3,400	3,393

Total Canada – 0.5%		$3,393
Cayman Islands
Consumer Staples – 0.5%
Marfrig Overseas Ltd.
9.500%, 5–4–20 (B)	3,000	2,940

Financials – 0.3%
Banco Bradesco S.A.
4.500%, 1–12–17 (B)	1,900	1,924

Industrials – 0.1%
Odebrecht Offshore Drilling Finance
6.750%, 10–1–22 (B)	3,682	847

Telecommunication Services – 0.5%
Sable International Finance Ltd.
6.875%, 8–1–22 (B)	3,600	3,474

Total Cayman Islands – 1.4%		$9,185
Chile
Industrials – 1.3%
Guanay Finance Ltd.
6.000%, 12–15–20 (B)	4,500	4,443
LATAM Airlines Group S.A.
7.250%, 6–9–20 (B)	4,300	3,838

		8,281

Materials – 1.8%
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.):
4.750%, 1–19–18 (B)	10,450	10,661
4.375%, 5–15–23 (B)	1,600	1,513

		12,174

Total Chile – 3.1%		$20,455

China
Information Technology – 0.4%
Alibaba Group Holding Ltd.
1.625%, 11–28–17		2,750	2,716

Total China – 0.4%			$2,716
Columbia
Energy – 1.2%
Empresas Publicas de Medellin E.S.P.
8.375%, 2–1–21 (A)	COP	18,938,000	5,696
Pacific Rubiales Energy Corp.:
5.375%, 1–26–19 (B)		$5,900	1,121
7.250%, 12–12–21 (B)		4,350	870

			7,687

Financials – 0.5%
Banco de Bogota S.A.
5.000%, 1–15–17 (B)		3,680	3,730

Utilities – 1.0%
Emgesa S.A. E.S.P.
8.750%, 1–25–21 (A)	COP	20,786,000	6,393

Total Columbia – 2.7%			$17,810
France
Financials – 0.6%
Societe Generale S.A.
5.922%, 4–29–49 (B)		$4,000	4,055

Total France – 0.6%			$4,055
Hong Kong
Financials – 0.4%
Hongkong and Shanghai Banking Corp. (The)
5.000%, 8–29–49 (D)		2,500	2,510

Telecommunication Services – 0.3%
Hutchison Whampoa Ltd.
1.625%, 10–31–17 (B)		2,000	1,982

Total Hong Kong – 0.7%			$4,492
India
Financials – 0.4%
ICICI Bank Ltd.
4.750%, 11–25–16 (B)		2,500	2,559

Industrials – 0.5%
Adani Ports and Special Economic Zone Ltd.
3.500%, 7–29–20 (B)		3,500	3,450

Utilities – 0.7%
Rural Electrification Corp. Ltd.
4.250%, 1–25–16		4,300	4,306
Tata Electric Co.
8.500%, 8–19–17		200	213

			4,519

Total India – 1.6%			$10,528
Indonesia
Utilities – 1.2%
Majapahit Holding B.V.
7.750%, 10–17–16		7,400	7,724

Total Indonesia – 1.2%			$7,724
Ireland
Energy – 0.3%
Novatek Finance Ltd.
7.750%, 2–21–17 (A)(B)	RUB	146,000	1,894

Financials – 0.7%
MTS International Funding Ltd.
5.000%, 5–30–23 (B)		$2,400	2,214
VEB Finance Ltd.
5.375%, 2–13–17 (B)		2,125	2,133

			4,347

Telecommunication Services – 0.3%
Mobile TeleSystems OJSC
5.000%, 5–30–23		2,300	2,122

Total Ireland – 1.3%			$8,363
Jamaica
Telecommunication Services – 0.3%
Digicel Group Ltd.
6.000%, 4–15–21(B)		2,000	1,685

Total Jamaica – 0.3%			$1,685
Luxembourg
Consumer Discretionary – 0.7%
Altice S.A.
7.625%, 2–15–25 (B)		5,600	4,830

Financials – 2.3%
OJSC Russian Agricultural Bank
5.100%, 7–25–18 (B)		6,200	6,138
VTB Capital S.A.
6.000%, 4–12–17 (B)		8,770	8,924

			15,062

Industrials – 0.2%
Silver II Borrower SCA and Silver II U.S. Holdings
7.750%, 12–15–20 (B)		1,500	1,080

Information Technology – 1.6%
BC Luxco 1 S.A.:
7.375%, 1–29–20 (B)		9,600	8,856
7.375%, 1–29–20		2,000	1,845

			10,701

Total Luxembourg – 4.8%			$31,673
Mexico
Consumer Discretionary – 0.7%
Tenedora Nemak S.A. de C.V.
5.500%, 2–28–23 (B)		4,700	4,712

Financials – 0.6%
Banco Santander S.A.
4.125%, 11–9–22 (B)		2,000	1,993
PLA Administradora Industrial
5.250%, 11–10–22 (B)		2,000	1,945

			3,938

Materials – 2.7%
C5 Capital (SPV) Ltd.
4.884%, 12–29–49 (B)(D)		5,000	4,275
CEMEX S.A.B. de C.V.:
6.500%, 12–10–19 (B)		9,600	9,264
7.250%, 1–15–21 (B)		3,750	3,609

			17,148

Total Mexico – 4.0%			$25,798
Netherlands
Consumer Discretionary – 1.0%
Myriad Internatioanal Holdings B.V.
6.375%, 7–28–17 (B)		2,750	2,871
VTR Finance B.V.
6.875%, 1–15–24 (B)		3,802	3,498

			6,369

Consumer Staples – 0.3%
Marfrig Holdings (Europe) B.V.:
8.375%, 5–9–18 (B)		1,000	960
6.875%, 6–24–19 (B)		1,000	893

			1,853

Energy – 0.4%
Petrobras Global Finance (GTD by Petroleo Brasileiro S.A.)
4.875%, 3–17–20		3,500	2,625

Materials – 0.6%
Cimpor Financial Operations B.V. (GTD by InterCement Participacoes S.A. and InterCement Brasil S.A.)
5.750%, 7–17–24 (B)		5,600	3,724

Telecommunication Services – 0.2%
VimpleCom Holdings B.V.
9.000%, 2–13–18 (A)	RUB	120,000	1,556

Utilities – 1.4%
Listrindo Capital B.V.
6.950%, 2–21–19 (B)		$9,200	9,430

Total Netherlands – 3.9%			$25,557
Panama
Financials – 2.1%
Banco Latinoamericano de Comercio Exterior S.A.
3.750%, 4–4–17 (B)		13,800	13,972

Total Panama – 2.1%			$13,972
Peru
Financials – 0.6%
BBVA Banco Continental S.A.
3.250%, 4–8–18		500	500
InRetail Shopping Malls
5.250%, 10–10–21 (B)		3,600	3,618

			4,118

Total Peru – 0.6%			$4,118

Russia
Energy – 1.2%
Novatek Finance Ltd.
5.326%, 2–3–16 (B)	8,200	8,180

Industrials – 1.2%
SCF Capital Ltd.:
5.375%, 10–27–17 (B)	4,000	3,958
5.375%, 10–27–17	3,925	3,884

		7,842

Materials – 1.3%
Steel Capital S.A.
6.250%, 7–26–16 (B)	5,400	5,513
Uralkali Finance Ltd.
3.723%, 4–30–18 (B)	3,000	2,859

		8,372

Total Russia – 3.7%		$24,394
Singapore
Consumer Staples – 2.2%
Olam International Ltd.:
5.750%, 9–20–17	3,300	3,399
7.500%, 8–12–20	9,150	10,111
Olam International Ltd., Convertible
6.000%, 10–15–16	1,200	1,230

		14,740

Telecommunication Services – 0.7%
TBG Global Pte. Ltd.
4.625%, 4–3–18 (B)	4,400	4,290

Total Singapore – 2.9%		$19,030
United Arab Emirates
Financials – 0.7%
ICICI Bank Ltd.:
4.800%, 5–22–19 (B)	1,500	1,581
3.500%, 3–18–20 (B)	2,875	2,897

		4,478

Total United Arab Emirates – 0.7%		$4,478
United Kingdom
Consumer Staples – 0.2%
BAT International Finance plc
1.850%, 6–15–18 (B)	1,000	1,000

Financials – 4.8%
Barclays plc
8.250%, 12–29–49	4,100	4,365
HSBC Holdings plc
5.625%, 12–29–49	3,100	3,104
Royal Bank of Scotland Group plc (The)
7.640%, 3–29–49	5,800	6,061
State Bank of India:
4.125%, 8–1–17 (B)	2,400	2,471
3.250%, 4–18–18 (B)	11,825	11,983
3.622%, 4–17–19 (B)	3,600	3,669

		31,653

Materials – 0.4%
Vedanta Resources plc
6.000%, 1–31–19 (B)	4,300	2,722

Total United Kingdom – 5.4%		$35,375
United States
Consumer Discretionary – 0.7%
B-Corp Merger Sub, Inc.
8.250%, 6–1–19	2,100	1,543
Globo Comunicacoe e Participacoes S.A.
5.307%, 5–11–22 (B)	3,250	3,238

		4,781

Consumer Staples – 0.6%
SABMiller Holdings, Inc.
2.200%, 8–1–18 (B)	2,800	2,794
Simmons Foods, Inc.
7.875%, 10–1–21 (B)	1,475	1,335

		4,129

Energy – 0.7%
Brand Energy & Infrastructure Services
8.500%, 12–1–21 (B)	3,620	3,113
California Resources Corp.:
5.000%, 1–15–20	793	283
8.000%, 12–15–22 (B)	2,125	1,118

		4,514

Financials – 2.9%
Aircastle Ltd.
4.625%, 12–15–18	5,865	5,997
Citigroup, Inc.
8.400%, 4–29–49	3,675	4,004
General Motors Financial Co., Inc.
3.000%, 9–25–17	3,600	3,612
UBS Preferred Funding Trust V
6.243%, 5–29–49	2,800	2,807
Wells Fargo & Co.
7.980%, 3–29–49	2,200	2,285

		18,705

Health Care – 0.4%
Fresenius U.S. Finance II, Inc.:
4.250%, 2–1–21 (B)		300	303
4.500%, 1–15–23 (B)		2,250	2,273

			2,576

Industrials – 0.7%
TransDigm, Inc.
6.000%, 7–15–22		4,606	4,502

Information Technology – 0.9%
Alliance Data Systems Corp.
5.250%, 12–1–17 (B)		4,350	4,393
Micron Technology, Inc.
5.875%, 2–15–22		1,400	1,362

			5,755

Materials – 0.5%
Hillman Group, Inc. (The)
6.375%, 7–15–22 (B)		3,777	3,135

Telecommunication Services – 2.4%
American Tower Corp.
3.400%, 2–15–19		5,100	5,233
T–Mobile USA, Inc.
6.000%, 3–1–23		8,120	8,222
Verizon Communications, Inc.
2.625%, 2–21–20		2,307	2,315

			15,770

Total United States – 9.8%			$63,867

TOTAL CORPORATE DEBT SECURITIES – 61.6%			$403,163
(Cost: $458,303)

OTHER GOVERNMENT SECURITIES (E)
Argentina – 1.2%
City of Buenos Aires
9.950%, 3–1–17 (B)		2,100	2,176
Province of Buenos Aires (The)
9.950%, 6–9–21		5,454	5,617

			7,793

Brazil – 0.4%
OI S.A.
9.750%, 9–15–16 (A)	BRL	16,500	2,928

Ireland – 0.1%
Russian Railways via RZD Capital Ltd.
8.300%, 4–2–19 (A)	RUB	68,000	856

Russia – 0.5%
Russian Federation
3.500%, 1–16–19 (B)		$3,000	2,985

Spain – 0.7%
Banco Bilbao Vizcaya Argentaria S.A.
9.000%, 5–29–49		4,400	4,711

Supranational – 0.8%
Central American Bank for Economic Integration
3.875%, 2–9–17 (B)		5,300	5,385

Venezuela – 2.6%
Corporacion Andina de Fomento
3.750%, 1–15–16		16,810	16,822

TOTAL OTHER GOVERNMENT SECURITIES – 6.3%			$41,480
(Cost: $47,450)

LOANS (D)
United States
Energy – 0.1%
Empresas ICA S.A.
7.595%, 6–20–17		1,883	770

Industrials – 1.1%
TransDigm, Inc.
3.750%, 2–28–20		7,221	7,034

Information Technology – 0.3%
Magic Newco LLC
5.000%, 12–12–18		2,183	2,179

Materials – 0.4%
BakerCorp International
4.250%, 2–7–20	1,999	1,690
EP Minerals LLC
5.500%, 8–20–20	1,020	1,003

		2,693

Total United States – 1.9%		$12,676

TOTAL LOANS – 1.9%		$12,676
(Cost: $14,261)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
United States – 0.2%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.000%, 5–15–18 (F)	71	3
5.500%, 3–15–23 (F)	10	1
4.000%, 7–15–23 (F)	788	10
4.000%, 2–15–24 (F)	118	4
4.000%, 4–15–24 (F)	593	56
5.500%, 10–15–25 (F)	221	31
5.500%, 1–15–33 (F)	78	17
5.500%, 5–15–33 (F)	363	66
6.500%, 7–15–37 (F)	367	71
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates
4.500%, 10–1–35	738	796
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6–25–23 (F)	19	2
5.500%, 12–25–33 (F)	197	7
5.500%, 8–25–35 (F)	317	57
5.500%, 11–25–36 (F)	402	75
Government National Mortgage Association Agency REMIC/CMO:
7.000%, 5–20–33 (F)	632	160
5.500%, 11–20–33 (F)	2	—	*

		1,356

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.2%		$1,356
(Cost: $4,705)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 19.3%
U.S. Treasury Notes:
0.375%, 5–31–16	25,000	24,990
3.000%, 9–30–16	16,000	16,267
2.375%, 7–31–17	7,100	7,251
0.625%, 9–30–17	20,000	19,863
3.500%, 5–15–20	7,810	8,400
2.625%, 11–15–20	17,000	17,669
2.125%, 8–15–21	12,700	12,853
1.750%, 5–15–22	19,250	18,937

		126,230

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 19.3%		$126,230
(Cost: $124,996)

SHORT-TERM SECURITIES
Commercial Paper(G) – 3.6%
Air Products and Chemicals, Inc.
0.380%, 1–27–16	4,000	3,999
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB)
0.370%, 1–20–16	6,000	5,999
Federal Home Loan Bank
0.280%, 3–10–16	5,000	4,997
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.)
0.450%, 1–15–16	5,000	4,999
Intel Corp.
0.210%, 2–25–16	1,500	1,499
Northern Illinois Gas Co.
0.450%, 1–4–16	1,671	1,671

		23,164

Master Note – 0.1%
Toyota Motor Credit Corp.
0.435%, 1–6–16 (H)	762	762

TOTAL SHORT–TERM SECURITIES – 3.7%		$23,926
(Cost: $23,924)

TOTAL INVESTMENT SECURITIES – 98.6%		$645,355
(Cost: $716,831)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.4%		8,929

NET ASSETS – 100.0%		$654,284

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, COP - Columbian Peso and RUB - Russian Ruble).

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015 the total value of these securities amounted to $278,934 or 42.6% of net assets.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015.

(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(G)	Rate shown is the yield to maturity at December 31, 2015.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	4,098	U.S. Dollar	6,212	1-19-16	Barclays Capital, Inc.	$170	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$36,524	$—	$—
Corporate Debt Securities	—	403,163	—
Other Government Securities	—	41,480	—
Loans	—	10,216	2,460
United States Government Agency Obligations	—	1,356	—
United States Government Obligations	—	126,230	—
Short-Term Securities	—	23,926	—
Total	$36,524	$606,371	$2,460
Forward Foreign Currency Contracts	$—	$170	$—

During the period ended December 31, 2015, securities totaling $1,904 were transferred from Level 2 to Level 3 due to the lack of observable market data due to decreased market activity or information for these securities. Securities totaling $6,173 were transferred from Level 2 to Level 1 due to increased availability of observable market data due to increased market activity or information for these securities. Transfers between levels represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$716,831

Gross unrealized appreciation	13,440
Gross unrealized depreciation	(84,916)

Net unrealized depreciation	$(71,476)

SCHEDULE OF INVESTMENTS Government Securities Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value

Agency Obligations – 7.3%
Federal Farm Credit Bank:
3.560%, 10–6–32	$5,000	$5,002
3.460%, 2–22–33	3,500	3,450
Federal Home Loan Bank,
1.250%, 7–27–18	2,430	2,431
Overseas Private Investment Corp. (GTD by U.S. Government),
5.142%, 12–15–23	3,862	4,190
Ukraine Government AID Bond,
1.844%, 5–16–19	2,500	2,493

		17,566

Mortgage-Backed Obligations – 43.1%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.000%, 4–15–18	1,513	1,556
5.000%, 5–15–23	2,034	2,179
4.500%, 5–15–32	243	245
4.000%, 10–15–35	1,039	1,074
3.000%, 10–15–36	5,851	6,010
4.000%, 11–15–36	937	974
4.500%, 9–15–37	405	408
4.500%, 8–15–39	1,118	1,163
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
4.184%, 12–25–20 (A)	4,000	4,345
3.000%, 1–1–33	5,702	5,815
4.000%, 10–1–44	4,355	4,605
3.000%, 4–15–53	4,787	4,809
Federal National Mortgage Association Agency REMIC/CMO:
2.630%, 2–1–23	2,300	2,294
2.354%, 3–1–23	2,890	2,868
2.390%, 6–1–25	2,394	2,418
3.360%, 7–1–25	2,679	2,766
3.500%, 8–25–33	633	654
2.000%, 4–25–39	4,066	3,969
4.500%, 6–25–40	624	660
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
2.790%, 11–1–18	7,993	8,177
2.580%, 5–1–19	6,728	6,853
5.380%, 11–1–20	754	771
4.381%, 6–1–21	7,158	7,806
5.500%, 10–1–21	921	980
5.500%, 11–1–22	307	325
3.500%, 8–1–26	2,928	3,082
3.000%, 9–1–28	3,898	4,003
4.000%, 12–1–31	2,539	2,716
5.500%, 12–1–34	801	902
3.500%, 4–25–37	4,782	5,003
6.000%, 4–1–39	1,064	1,200
4.500%, 2–1–44	4,226	4,647
4.000%, 10–1–44	4,616	4,890

Government National Mortgage Association Agency REMIC/CMO:
5.000%, 4–16–39	339	353
2.000%, 3–16–42	3,370	3,291

		103,811

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 50.4%		$121,377
(Cost: $122,105)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 47.2%
U.S. Treasury Bonds:
9.000%, 11–15–18	10,000	12,166
3.000%, 11–15–44	5,076	5,048
U.S. Treasury Notes:
3.125%, 1–31–17	15,000	15,364
2.750%, 2–28–18	5,000	5,173
1.000%, 3–15–18	9,500	9,468
3.625%, 8–15–19	15,000	16,111
1.375%, 9–30–20	5,000	4,915
2.125%, 12–31–21	10,000	10,090
1.750%, 3–31–22	7,500	7,386
2.750%, 2–15–24	5,000	5,208
2.250%, 11–15–24	7,880	7,875
2.000%, 2–15–25	5,000	4,887
2.000%, 8–15–25	10,000	9,750

		113,441

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 47.2%		$113,441
(Cost: $113,058)

SHORT-TERM SECURITIES
United States Government Agency Obligations – 2.0%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.300%, 1–6–16 (A)	1,667	1,666
0.300%, 1–6–16 (A)	734	734
0.300%, 1–6–16 (A)	636	636
0.300%, 1–6–16 (A)	312	312
0.330%, 1–6–16 (A)	671	671
0.330%, 1–6–16 (A)	349	349
0.300%, 1–7–16 (A)	423	423

		4,791

TOTAL SHORT-TERM SECURITIES – 2.0%		$4,791
(Cost: $4,791)

TOTAL INVESTMENT SECURITIES – 99.6%		$239,609
(Cost: $239,954)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		1,047

NET ASSETS – 100.0%		$240,656

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
United States Government Agency Obligations	$—	$121,377	$—
United States Government Obligations	—	113,441	—
Short-Term Securities	—	4,791	—
Total	$—	$239,609	$—

During the period ended December 31, 2015, there were no transfers between any levels.

The following acronyms are used throughout this schedule:

AID = Agency International Development

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$239,954

Gross unrealized appreciation	2,417
Gross unrealized depreciation	(2,762)

Net unrealized depreciation	$(345)

SCHEDULE OF INVESTMENTS High Income Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares		Value
Consumer Discretionary
Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B (A)	—	*	$155

Total Consumer Discretionary – 0.0%			155
Energy
Oil & Gas Storage & Transportation – 0.1%
Crestwood Energy Partners L.P.	38		782

Total Energy – 0.1%			782
Industrials
Railroads – 0.1%
Kansas City Southern (B)	27		2,031

Total Industrials – 0.1%			2,031
Utilities
Gas Utilities – 0.0%
Suburban Propane Partners L.P.	19		452

Total Utilities – 0.0%			452

TOTAL COMMON STOCKS – 0.2%			$3,420
(Cost: $4,302)

PREFERRED STOCKS
Materials
Steel – 0.0%
ArcelorMittal, 6.000%, Convertible	97		634

Total Materials – 0.0%			634
Telecommunication Services
Integrated Telecommunication Services – 0.8%
Frontier Communications Corp., Convertible Series A, 11.125%	161		14,743

Total Telecommunication Services – 0.8%			14,743

TOTAL PREFERRED STOCKS – 0.8%			$15,377
(Cost: $18,614)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC (C)	7		13

TOTAL WARRANTS – 0.0%			$13
(Cost: $408)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary
Advertising – 1.0%
Acosta, Inc., 7.750%, 10–1–22 (D)	$13,581		11,985
Lamar Media Corp., 5.375%, 1–15–24	3,062		3,154
Outfront Media Capital LLC and Outfront Media Capital Corp.:
5.250%, 2–15–22	1,659		1,696
5.625%, 2–15–24	1,588		1,632
5.625%, 2–15–24 (D)	197		202

			18,669

Apparel Retail – 1.8%
Bon-Ton Stores, Inc. (The), 8.000%, 6–15–21	14,255		4,704
Chinos Intermediate Holdings A, Inc., 7.750%, 5–1–19 (D)(E)	7,658		1,915
Gymboree Corp. (The), 9.125%, 12–1–18	8,526		1,918
Hot Topic, Inc., 9.250%, 6–15–21 (D)	13,558		11,999
HT Intermediate Holdings Corp., 12.000%, 5–15–19 (D)(E)	4,142		3,459
Neiman Marcus Group Ltd., Inc., 8.000%, 10–15–21 (D)	10,403		7,698
Nine West Holdings, Inc., 8.250%, 3–15–19 (D)	17,732		3,546

			35,239

Automotive Retail – 0.7%
Group 1 Automotive, Inc.,
5.000%, 6–1–22	2,292		2,269
Sonic Automotive, Inc.,
5.000%, 5–15–23	11,959		11,361

			13,630

Broadcasting – 1.3%
Clear Channel Communications, Inc.,
10.000%, 1–15–18		5,753	2,186
Clear Channel Outdoor Holdings, Inc.,
6.500%, 11–15–22		12,564	12,212
Clear Channel Worldwide Holdings, Inc., Series A,
7.625%, 3–15–20		613	558
Clear Channel Worldwide Holdings, Inc., Series B,
7.625%, 3–15–20		5,454	5,038
Cumulus Media, Inc.,
7.750%, 5–1–19		10,806	3,647
iHeartCommunications, Inc. (GTD by iHeartMedia Capital I LLC),
10.625%, 3–15–23		3,994	2,776

			26,417

Cable & Satellite – 6.7%
Altice Financing S.A.,
6.625%, 2–15–23 (D)		1,933	1,909
Altice S.A.:
7.250%, 5–15–22 (D)(F)	EUR	771	783
7.750%, 5–15–22 (D)		$26,812	24,198
6.250%, 2–15–25 (D)(F)	EUR	966	886
7.625%, 2–15–25 (D)		$5,375	4,636
Cablevision Systems Corp.,
5.875%, 9–15–22		12,147	10,325
Columbus International, Inc.,
7.375%, 3–30–21 (D)		1,414	1,400
DISH DBS Corp.:
6.750%, 6–1–21		5,314	5,354
5.875%, 7–15–22		2,460	2,294
5.000%, 3–15–23		1,582	1,372
Neptune Finco Corp.:
10.125%, 1–15–23 (D)		7,011	7,309
6.625%, 10–15–25 (D)		2,140	2,226
10.875%, 10–15–25 (D)		5,205	5,452
Sirius XM Radio, Inc.:
4.625%, 5–15–23 (D)		14,438	14,149
6.000%, 7–15–24 (D)		18,000	18,810
VTR Finance B.V.,
6.875%, 1–15–24 (D)		22,263	20,482
Wave Holdco LLC and Wave Holdco Corp.,
8.250%, 7–15–19 (D)(E)		2,238	2,160
WaveDivision Escrow LLC and WaveDivision Escrow Corp.,
8.125%, 9–1–20 (D)		7,040	6,732

			130,477

Casinos & Gaming – 2.4%
Gateway Casinos & Entertainment Ltd.,
8.500%, 11–26–20 (D)(F)	CAD	9,337	6,478
MCE Finance Ltd.,
5.000%, 2–15–21 (D)		$1,885	1,715
Scientific Games Corp.,
8.125%, 9–15–18		1,094	799
Studio City Finance Ltd.,
8.500%, 12–1–20 (D)		21,750	20,989
Wynn Macau Ltd.,
5.250%, 10–15–21 (D)		19,209	16,904

			46,885

Distributors – 1.1%
Pinnacle Operating Corp.,
9.000%, 11–15–20 (D)		23,159	21,769

Education Services – 1.7%
Laureate Education, Inc.,
10.000%, 9–1–19 (D)		52,589	32,605

Leisure Facilities – 0.4%
Palace Entertainment Holdings LLC,
8.875%, 4–15–17 (D)		7,148	7,005

Movies & Entertainment – 1.3%
AMC Entertainment, Inc.,
5.750%, 6–15–25		5,961	5,991
Cinemark USA, Inc.:
5.125%, 12–15–22		585	580
4.875%, 6–1–23		8,000	7,800
WMG Acquisition Corp.:
5.625%, 4–15–22 (D)		769	742
6.750%, 4–15–22 (D)		11,401	9,862

			24,975

Specialized Consumer Services – 2.5%
B-Corp Merger Sub, Inc.,
8.250%, 6–1–19	23,681	17,406
Carlson Travel Holdings,
7.500%, 8–15–19 (D)(E)	5,086	5,010
Emdeon, Inc.,
11.000%, 12–31–19	3,071	3,201
Lansing Trade Group,
9.250%, 2–15–19 (D)	5,245	4,917
Nielsen Finance,
5.500%, 10–1–21 (D)	6,936	7,109
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4–15–22 (D)	11,077	10,939

		48,582

Specialty Stores – 1.0%
Jo-Ann Stores Holdings, Inc.,
9.750%, 10–15–19 (D)(E)	30,918	17,005
Jo-Ann Stores, Inc.,
8.125%, 3–15–19 (D)	3,225	2,580

		19,585

Total Consumer Discretionary – 21.9%		425,838
Consumer Staples
Food Distributors – 0.8%
Simmons Foods, Inc.,
7.875%, 10–1–21 (D)	18,076	16,359

Packaged Foods & Meats – 1.8%
Bumble Bee Foods LLC,
9.625%, 3–15–18 (D)(E)	5,959	5,959
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7–15–24 (D)	15,312	13,857
5.750%, 6–15–25 (D)	4,018	3,496
Post Holdings, Inc.:
7.375%, 2–15–22	2,671	2,784
7.750%, 3–15–24 (D)	4,604	4,823
8.000%, 7–15–25 (D)	2,929	3,105

		34,024

Tobacco – 0.5%
Prestige Brands, Inc.,
5.375%, 12–15–21 (D)	9,833	9,440

Total Consumer Staples – 3.1%		59,823
Energy
Coal & Consumable Fuels – 0.5%
Foresight Energy LLC and Foresight Energy Finance Corp.,
7.875%, 8–15–21 (D)	12,672	10,264

Oil & Gas Drilling – 0.2%
KCA DEUTAG UK Finance plc,
7.250%, 5–15–21 (D)	5,266	3,568

Oil & Gas Equipment & Services – 0.6%
Brand Energy & Infrastructure Services,
8.500%, 12–1–21 (D)	12,276	10,557
Key Energy Services, Inc.,
6.750%, 3–1–21	1,294	325

		10,882

Oil & Gas Exploration & Production – 2.2%
Bellatrix Exploration Ltd.,
8.500%, 5–15–20 (D)	5,994	4,256
California Resources Corp.:
8.000%, 12–15–22 (D)	11,638	6,124
6.000%, 11–15–24	4,339	1,323
Chesapeake Energy Corp.:
6.500%, 8–15–17	5,823	2,911
7.250%, 12–15–18	425	168
8.000%, 12–15–22	2,630	1,289
Clayton Williams Energy, Inc.,
7.750%, 4–1–19	12,429	9,586
Crownrock L.P.,
7.750%, 2–15–23 (D)	1,941	1,825
Endeavor Energy Resources L.P.:
7.000%, 8–15–21 (D)	5,795	5,158
8.125%, 9–15–23 (D)	2,008	1,807
Gulfport Energy Corp.,
6.625%, 5–1–23	595	497
Laredo Petroleum, Inc.,
7.375%, 5–1–22	5,712	5,255
Midstates Petroleum Co., Inc. and Midstates Petroleum Co. LLC,
10.000%, 6–1–20	5,007	2,303
Whiting Petroleum Corp.,
5.750%, 3–15–21	1,556	1,134

		43,636

Oil & Gas Refining & Marketing – 1.3%
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (D)	12,046	8,583
Offshore Group Investment Ltd.,
7.500%, 11–1–19 (G)	5,169	1,137
PBF Holding Co. LLC and PBF Finance Corp.,
7.000%, 11–15–23 (D)	6,524	6,361
Seven Generations Energy Ltd.:
8.250%, 5–15–20 (D)	2,188	1,969
6.750%, 5–1–23 (D)	9,328	7,836

		25,886

Total Energy – 4.8%		94,236

Financials
Consumer Finance – 1.1%
Creditcorp,
12.000%, 7–15–18 (D)	11,476	7,345
Quicken Loans, Inc.,
5.750%, 5–1–25 (D)	8,962	8,536
Speedy Cash Intermediate Holdings Corp.,
10.750%, 5–15–18 (D)	7,708	3,931
Speedy Group Holdings Corp.,
12.000%, 11–15–17 (D)	4,107	2,136

		21,948

Diversified Capital Markets – 1.1%
Patriot Merger Corp.,
9.000%, 7–15–21 (D)	23,112	21,147

Investment Banking & Brokerage – 0.3%
GFI Group, Inc.,
8.625%, 7–19–18 (H)	4,841	5,240

Other Diversified Financial Services – 3.1%
AAF Holdings LLC and AAF Finance Co.,
12.000%, 7–1–19 (D)(E)	6,670	6,303
Balboa Merger Sub, Inc.,
11.375%, 12–1–21 (D)	27,243	22,782
Greektown Holdings LLC and Greektown Mothership Corp.,
8.875%, 3–15–19 (D)	8,579	8,665
New Cotai LLC and New Cotai Capital Corp.,
10.625%, 5–1–19 (D)(E)	30,919	23,189

		60,939

Property & Casualty Insurance – 1.8%
Hub International Ltd.,
7.875%, 10–1–21 (D)	8,878	7,990
Onex USI Acquisition Corp.,
7.750%, 1–15–21 (D)	28,392	27,257

		35,247

Real Estate Development – 0.3%
Hub Holdings LLC and Hub Holdings Finance, Inc.,
8.125%, 7–15–19 (D)(E)	6,610	6,180

Specialized Finance – 1.2%
Flexi-Van Leasing, Inc.,
7.875%, 8–15–18 (D)	6,703	6,703
TMX Finance LLC and TitleMax Finance Corp.,
8.500%, 9–15–18 (D)	21,166	15,769

		22,472

Specialized REITs – 0.7%
Aircastle Ltd.:
5.125%, 3–15–21	8,264	8,491
5.500%, 2–15–22	4,228	4,345

		12,836

Thrifts & Mortgage Finance – 0.6%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.750%, 6–15–21 (D)	12,395	11,992

Total Financials – 10.2%		198,001
Health Care
Health Care Facilities – 1.6%
Capsugel S.A.,
7.000%, 5–15–19 (D)(E)	852	831
Greatbatch Ltd.,
9.125%, 11–1–23 (D)	7,523	7,448
MPH Acquisition Holdings LLC,
6.625%, 4–1–22 (D)	4,688	4,700
Tenet Healthcare Corp.:
6.750%, 2–1–20	6,592	6,262
8.125%, 4–1–22	11,492	11,463

		30,704

Health Care Services – 0.9%
Truven Health Analytics, Inc.,
10.625%, 6–1–20	17,705	17,793

Health Care Supplies – 0.6%
Ortho-Clinical Diagnostics,
6.625%, 5–15–22 (D)	12,329	8,445
Universal Hospital Services, Inc.,
7.625%, 8–15–20	3,404	3,196

		11,641

Pharmaceuticals – 2.7%
Concordia Healthcare Corp.,
9.500%, 10–21–22 (D)	25,937	25,548
Jaguar Holding Co. II and Pharmaceutical Product Development LLC,
6.375%, 8–1–23 (D)	5,723	5,580
JLL/Delta Dutch Newco B.V.,
7.500%, 2–1–22 (D)	3,277	3,195

JLL/Delta Dutch Pledgeco B.V.,
8.750%, 5–1–20 (D)(E)	12,079	11,656
VPII Escrow Corp.,
7.500%, 7–15–21 (D)	2,508	2,502
VRX Escrow Corp.,
5.375%, 3–15–20 (D)	4,231	3,977

		52,458

Total Health Care – 5.8%		112,596
Industrials
Aerospace & Defense – 2.7%
Silver II Borrower SCA and Silver II U.S. Holdings,
7.750%, 12–15–20 (D)	19,492	14,034
TransDigm Group, Inc.:
5.500%, 10–15–20	2,831	2,739
7.500%, 7–15–21	7,082	7,330
TransDigm, Inc.:
6.000%, 7–15–22	13,668	13,361
6.500%, 7–15–24	15,097	15,014

		52,478

Air Freight & Logistics – 0.2%
TRAC Intermodal LLC and TRAC Intermodal Corp.,
11.000%, 8–15–19	2,554	2,771

Building Products – 0.6%
Ply Gem Industries, Inc.,
6.500%, 2–1–22	13,381	12,188

Diversified Support Services – 0.3%
Algeco Scotsman Global Finance plc:
8.500%, 10–15–18 (D)	4,789	4,011
10.750%, 10–15–19 (D)	6,549	2,554

		6,565

Environmental & Facilities Services – 0.4%
GFL Environmental, Inc.,
7.875%, 4–1–20 (D)	8,484	8,399

Railroads – 0.6%
Florida East Coast Holdings Corp. and Florida East Coast Industries LLC:
6.750%, 5–1–19 (D)	9,414	8,614
9.750%, 5–1–20 (D)	3,080	2,094

		10,708

Trading Companies & Distributors – 0.7%
HD Supply, Inc.,
11.500%, 7–15–20	12,235	13,550

Total Industrials – 5.5%		106,659
Information Technology
Application Software – 1.6%
Ensemble S Merger Sub, Inc.,
9.000%, 9–30–23 (D)	5,333	5,153
Infor (U.S.), Inc.,
5.750%, 8–15–20 (D)	2,093	2,109
Infor Software Parent LLC and Infor Software Parent, Inc.,
7.125%, 5–1–21 (D)(E)	6,794	4,908
Kronos Acquisition Holdings, Inc.,
9.000%, 8–15–23 (D)	22,557	19,286

		31,456

Data Processing & Outsourced Services – 2.1%
Alliance Data Systems Corp.:
5.250%, 12–1–17 (D)	3,099	3,130
6.375%, 4–1–20 (D)	9,158	9,249
5.375%, 8–1–22 (D)	11,332	10,794
Italics Merger Sub, Inc.,
7.125%, 7–15–23 (D)	20,066	18,160

		41,333

Electronic Manufacturing Services – 0.3%
KEMET Corp.,
10.500%, 5–1–18	7,367	6,262

IT Consulting & Other Services – 0.7%
NCR Escrow Corp.:
5.875%, 12–15–21	7,005	6,900
6.375%, 12–15–23	6,929	6,825

		13,725

Semiconductor Equipment – 0.1%
Photronics, Inc., Convertible,
3.250%, 4–1–16	975	1,185

Semiconductors – 0.8%
Micron Technology, Inc.:
5.875%, 2–15–22	8,948	8,702
5.500%, 2–1–25	8,322	7,240

		15,942

Total Information Technology – 5.6%		109,903

Materials
Aluminum – 1.1%
Constellium N.V.:
8.000%, 1–15–23 (D)	9,644	7,546
5.750%, 5–15–24 (D)	4,758	3,236
Wise Metals Group LLC,
8.750%, 12–15–18 (D)	6,922	5,243
Wise Metals Intermediate Holdings,
9.750%, 6–15–19 (D)(E)	12,048	5,994

		22,019

Construction Materials – 0.8%
Hillman Group, Inc. (The),
6.375%, 7–15–22 (D)	17,890	14,849

Diversified Metals & Mining – 1.5%
Artsonig Pty Ltd.,
11.500%, 4–1–19 (D)(E)	12,301	1,045
Crystal Merger Sub, Inc.,
7.625%, 10–15–21 (D)	1,720	1,329
FMG Resources Pty Ltd.:
8.250%, 11–1–19 (D)	13,936	11,062
9.750%, 3–1–22 (D)	992	908
6.875%, 4–1–22 (D)	13,791	8,481
Lundin Mining Corp.:
7.500%, 11–1–20 (D)	3,710	3,478
7.875%, 11–1–22 (D)	3,039	2,796

		29,099

Metal & Glass Containers – 1.8%
Ardagh Finance Holdings,
8.625%, 6–15–19 (D)(E)	9,373	9,239
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc.,
6.000%, 6–30–21 (D)	2,408	2,245
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC,
7.125%, 5–1–18 (D)	10,778	10,347
Consolidated Container Co. LLC and Consolidated Container Capital, Inc.,
10.125%, 7–15–20 (D)	7,396	6,065
Signode Industrial Group,
6.375%, 5–1–22 (D)	9,592	8,153

		36,049

Paper Packaging – 0.3%
Beverage Packaging Holdings II Issuer, Inc. and Beverage Packaging Holdings (Luxembourg) II S.A.,
6.000%, 6–15–17 (D)	2,598	2,514
Exopack Holdings S.A.,
7.875%, 11–1–19 (D)	2,080	1,815
Reynolds Group Holdings Ltd.,
9.875%, 8–15–19	1,250	1,259

		5,588

Total Materials – 5.5%		107,604
Telecommunication Services
Alternative Carriers – 0.8%
Consolidated Communications Finance II Co.,
6.500%, 10–1–22	5,332	4,479
Level 3 Communications, Inc.,
5.750%, 12–1–22	3,066	3,135
Level 3 Escrow II, Inc.,
5.375%, 8–15–22	8,411	8,537

		16,151

Integrated Telecommunication Services – 3.3%
BCP (Singapore) VI Cayman Financing Co. Ltd.,
8.000%, 4–15–21 (D)	1,920	1,524
Frontier Communications Corp.:
8.875%, 9–15–20 (D)	7,230	7,320
6.250%, 9–15–21	4,201	3,560
10.500%, 9–15–22 (D)	4,256	4,230
7.125%, 1–15–23	1,013	874
6.875%, 1–15–25	2,912	2,399
11.000%, 9–15–25 (D)	4,789	4,741
GCI, Inc.,
6.875%, 4–15–25	7,903	8,081
Sprint Corp.:
7.250%, 9–15–21	22,968	17,111
7.875%, 9–15–23	11,960	8,982
7.125%, 6–15–24	5,951	4,329

		63,151

Wireless Telecommunication Service – 1.1%
Sable International Finance Ltd.,
6.875%, 8–1–22 (D)	8,742	8,436
T–Mobile USA, Inc.:
6.464%, 4–28–19	3,650	3,759
6.731%, 4–28–22	685	714
6.500%, 1–15–26	8,557	8,638

		21,547

Total Telecommunication Services – 5.2%		100,849

TOTAL CORPORATE DEBT SECURITIES – 67.6%		$1,315,509
(Cost: $1,562,911)

LOANS (H)
Consumer Discretionary
Advertising – 0.2%
Advantage Sales & Marketing, Inc.,
7.500%, 7–25–22		5,258	4,683

Apparel Retail – 2.1%
Gymboree Corp. (The),
5.000%, 2–23–18		1,611	815
Hoffmaster Group, Inc.,
10.000%, 5–9–21		6,145	5,715
Nine West Holdings, Inc.,
6.250%, 1–8–20		9,656	4,722
Talbots, Inc. (The):
5.500%, 3–19–20		6,464	6,076
9.500%, 3–19–21		17,311	16,215
True Religion Apparel, Inc.:
5.875%, 7–30–19		11,163	6,176
5.875%, 7–30–19		3,903	2,160

			41,879

Auto Parts & Equipment – 0.3%
Direct ChassisLink, Inc.,
8.250%, 11–7–19		5,197	5,023

Casinos & Gaming – 0.1%
Gateway Casinos & Entertainment Ltd.:
5.130%, 11–26–19 (F)	CAD	3,190	2,285
5.950%, 11–26–19 (F)	CAD	8	6

			2,291

General Merchandise Stores – 1.3%
BJ’s Wholesale Club, Inc.,
8.500%, 3–31–20		$12,387	11,004
Orchard Acquisition Co. LLC,
7.000%, 2–8–19		18,303	13,513

			24,517

Housewares & Specialties – 0.2%
KIK Custom Products, Inc.,
6.000%, 8–26–22		4,196	4,060

Movies & Entertainment – 0.8%
Formula One Holdings Ltd. and Delta Two S.a.r.l.,
7.750%, 7–29–22		16,085	14,790

Specialized Consumer Services – 0.1%
Wand Intermediate I L.P.,
8.250%, 9–17–22		2,100	1,995

Total Consumer Discretionary – 5.1%			99,238
Consumer Staples
Food Distributors – 0.2%
Performance Food Group, Inc.:
6.250%, 11–14–19		2,699	2,688
6.250%, 11–14–19		1,561	1,554

			4,242

Food Retail – 0.7%
Focus Brands, Inc.,
10.250%, 8–21–18		13,764	13,833

Hypermarkets & Super Centers – 0.3%
GOBP Holdings, Inc.,
9.250%, 10–21–22		5,087	4,985

Packaged Foods & Meats – 0.2%
Shearer’s Foods LLC,
7.750%, 6–30–22		3,838	3,608

Total Consumer Staples – 1.4%			26,668
Energy
Coal & Consumable Fuels – 0.2%
Westmoreland Coal Co.,
7.500%, 12–16–20		5,197	3,144

Oil & Gas Drilling – 0.2%
KCA Deutag Alpha Ltd.,
6.250%, 5–16–20		6,805	4,951

Oil & Gas Exploration & Production – 1.6%
Callon Petroleum Co.,
8.500%, 10–8–21		32,134	30,527
Sabine Oil & Gas LLC,
11.750%, 12–31–18 (G)		2,005	34

			30,561

Oil & Gas Refining & Marketing – 0.0%
Fieldwood Energy LLC,
8.375%, 9–30–20		6,550	983

Oil & Gas Storage & Transportation – 0.3%
Bowie Resources Holdings LLC:
6.750%, 8–12–20		3,340	3,240
11.750%, 2–16–21		3,043	2,891

			6,131

Total Energy – 2.3%			45,770

Financials
Consumer Finance – 0.2%
TransFirst, Inc.,
9.000%, 11–12–22	3,598	3,512

Other Diversified Financial Services – 0.4%
WP Mustang Holdings LLC,
8.500%, 5–29–22	8,762	8,735

Total Financials – 0.6%		12,247
Health Care
Health Care Facilities – 0.2%
Surgery Center Holdings, Inc.,
8.500%, 11–3–21	4,040	3,797

Health Care Supplies – 0.5%
Sage Products Holdings III LLC,
9.250%, 6–13–20	10,487	10,470

Health Care Technology – 0.8%
Carestream Health, Inc.,
9.500%, 12–7–19	12,645	11,127
Vitera Healthcare Solutions LLC,
6.000%, 11–4–20	4,219	3,945

		15,072

Life Sciences Tools & Services – 0.4%
Atrium Innovations, Inc.,
7.750%, 8–10–21	8,740	7,429

Total Health Care – 1.9%		36,768
Industrials
Building Products – 0.7%
C.H.I. Overhead Doors, Inc.,
8.750%, 7–31–23	5,192	4,803
GYP Holdings III Corp.,
7.750%, 4–1–22	10,135	9,273

		14,076

Construction & Engineering – 0.2%
Tensar International Corp.:
5.750%, 7–10–21	2,239	1,900
9.500%, 7–10–22	3,077	2,287

		4,187

Industrial Conglomerates – 0.2%
Crosby Worldwide Ltd.,
7.000%, 11–22–21	4,647	3,485

Industrial Machinery – 0.7%
Dynacast International LLC,
9.500%, 1–30–23	14,491	13,912

Research & Consulting Services – 0.4%
Larchmont Resources LLC,
9.750%, 8–7–19	9,934	6,805

Total Industrials – 2.2%		42,465
Information Technology
Application Software – 4.3%
Applied Systems, Inc.,
7.500%, 1–23–22	7,317	6,695
Aptean Holdings, Inc.:
5.250%, 2–27–20	3,768	3,674
8.500%, 2–27–21	3,232	3,095
Misys plc and Magic Newco LLC,
12.000%, 6–12–19	58,244	62,103
TIBCO Software, Inc.,
6.500%, 12–4–20	8,999	8,155

		83,722

Data Processing & Outsourced Services – 0.3%
Sedgwick Claims Management Services, Inc.,
6.750%, 2–28–22	7,029	6,326

Internet Software & Services – 0.8%
TravelCLICK, Inc. & TCH–2 Holdings LLC:
5.500%, 5–12–21	6,182	5,935
8.750%, 11–12–21	7,920	7,286
W3 Co.,
9.250%, 9–1–20	2,855	1,560

		14,781

IT Consulting & Other Services – 1.2%
Active Network, Inc. (The):
5.500%, 11–15–20	5,101	4,919
9.500%, 11–15–21	10,383	9,656
Triple Point Group Holdings, Inc.:
5.250%, 7–13–20	6,236	4,490
9.250%, 7–13–21	6,094	3,656

		22,721

Total Information Technology – 6.6%		127,550
Materials
Diversified Metals & Mining – 0.1%
EP Minerals LLC,
8.500%, 8–20–21	2,803	2,754

Metal & Glass Containers – 0.1%
Consolidated Container Co. LLC,
7.750%, 1–3–20	2,303	1,958

Paper Packaging – 0.6%
FPC Holdings, Inc.,
9.250%, 5–27–20	7,863	6,290
Ranpak (Rack Merger),
8.250%, 10–1–22	5,506	5,437

		11,727

Specialty Chemicals – 0.8%
Chemstralia Ltd.,
7.250%, 2–26–22	12,004	11,644
Chromaflo Technologies Corp.,
8.250%, 6–2–20	3,756	3,230

		14,874

Total Materials – 1.6%		31,313

TOTAL LOANS – 21.7%		$422,019
(Cost: $476,551)

SHORT-TERM SECURITIES
Commercial Paper (I) – 8.3%
Air Products and Chemicals, Inc.,
0.380%, 1–29–16	4,000	3,999
Baxter International, Inc.,
0.600%, 1–6–16	22,000	21,998
Bemis Co., Inc.,
0.340%, 1–5–16	5,000	5,000
BMW U.S. Capital LLC (GTD by BMW AG),
0.380%, 1–27–16	5,000	4,998
Campbell Soup Co.,
0.360%, 1–19–16	4,700	4,699
Clorox Co. (The),
0.460%, 1–19–16	5,000	4,999
DTE Gas Co.,
0.280%, 1–8–16	5,000	4,999
Federal Home Loan Bank:
0.116%, 1–6–16	15,000	15,000
0.280%, 3–3–16	10,000	9,995
Illinois Tool Works, Inc.,
0.300%, 1–4–16	15,000	14,999
J.M. Smucker Co. (The),
0.290%, 1–4–16	3,000	3,000
Kroger Co. (The),
0.700%, 1–4–16	5,000	5,000
McCormick & Co., Inc.,
0.290%, 1–4–16	6,500	6,500
NBCUniversal Enterprise, Inc.,
0.450%, 1–5–16	7,000	7,000
Novartis Finance Corp. (GTD by Novartis AG),
0.330%, 1–4–16	11,000	11,000
Prudential Funding LLC (GTD by Prudential Financial, Inc.),
0.300%, 1–4–16	4,400	4,400
St. Jude Medical, Inc.:
0.350%, 1–4–16	5,000	5,000
0.520%, 3–1–16	10,000	9,991
Virginia Electric and Power Co.,
0.530%, 1–8–16	5,000	4,999
Wisconsin Electric Power Co.,
0.630%, 1–4–16	9,140	9,140
Wisconsin Gas LLC,
0.140%, 1–4–16	4,500	4,500

		161,216

Master Note – 0.0%
Toyota Motor Credit Corp.,
0.435%, 1–6–16 (J)	772	772

TOTAL SHORT-TERM SECURITIES – 8.3%		$161,988
(Cost: $161,984)

TOTAL INVESTMENT SECURITIES – 98.6%		$1,918,326
(Cost: $2,224,770)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.4%		26,689

NET ASSETS – 100.0%		$1,945,015

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $153 and cash of $270 are held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(C)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(D)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015 the total value of these securities amounted to $941,810 or 48.4% of net assets.

(E)	Payment-in-kind bonds.

(F)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD - Canadian Dollar and EUR - Euro).

(G)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015.

(I)	Rate shown is the yield to maturity at December 31, 2015.

(J)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Canadian Dollar	12,153	U.S. Dollar	8,897	1-19-16	Morgan Stanley International	$113	$—
Euro	1,523	U.S. Dollar	1,672	1-19-16	Morgan Stanley International	16	—
						$129	$—

The following total return swap agreements were outstanding at December 31, 2015:

Counterparty	Underlying Security	Termination Date	Notional Amount(1)	Financing Fee(2)(3)	Unrealized Depreciation
JPMorgan Chase Bank N.A.	iBoxx $ Liquid High Yield Index	03/20/2016	$5,975	3M LIBOR – 0.5695	$(74)

(1)	Notional amount changes by the percentage change of the price of the index applied to the notional amount.

(2)	The Fund receives the financing fee multiplied by the notional amount each quarter.

(3)	At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the receiver, a Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$155
Energy	782	—	—
Industrials	2,031	—	—
Utilities	452	—	—
Total Common Stocks	$3,265	$—	$155
Preferred Stocks	14,743	634	—
Warrants	—	13	—
Corporate Debt Securities	—	1,315,509	—
Loans	—	310,966	111,053
Short-Term Securities	—	161,988	—
Total	$18,008	$1,789,110	$111,208
Forward Foreign Currency Contracts	$—	$129	$—
Liabilities
Total Return Swaps	$—	$74	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Loans
Beginning Balance 10-1-15	$168	$67,396
Net realized gain (loss)	—	(121)
Net change in unrealized appreciation (depreciation)	(13)	(5,740)
Purchases	—	18,513
Sales	—	(2,467)
Amortization/Accretion of premium/discount	—	540
Transfers into Level 3 during the period	—	69,217
Transfers out of Level 3 during the period	—	(36,285)
Ending Balance 12-31-15	$155	$111,053
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-15	$(13)	$(5,740)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended December 31, 2015, there were no transfers between Levels 1 and 2.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-15	Valuation Technique(s)	Unobservable Input(s)
Assets
Common Stocks	$155	Broker	Broker quotes
Loans	$111,053	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

GTD = Guaranteed

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,224,770

Gross unrealized appreciation	9,383
Gross unrealized depreciation	(315,827)

Net unrealized depreciation	$(306,444)

SCHEDULE OF INVESTMENTS Municipal Bond Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value
Alabama – 1.4%
The Indl Dev Board of Selma, AL, Gulf Opp Zone Bonds, Ser 2009A,
6.250%, 11–1–33	$2,000	$2,318
The Pub Edu Bldg Auth of Tuscaloosa, Student Hsng Rev Bonds (Univ of AL Ridgecrest Residential Proj), Ser 2008,
6.750%, 7–1–33	2,500	2,794
Water Works Board of the City of Birmingham, Water Rev Rfdg Bonds, Ser 2015-A,
5.000%, 1–1–35	6,555	7,605

		12,717

Alaska – 0.2%
AK Intl Arpt, Sys Rev and Rfdg Bonds, Ser 2010A,
5.000%, 10–1–21	1,735	1,982

Arizona – 1.2%
AZ Cert of Part, Ser 2010A (Insured by AGM),
5.250%, 10–1–26	2,000	2,222
Coconino Cnty, AZ Pollutn Ctl Corp., Pollutn Ctl Rfdg Rev Bonds (NV Power Co. Proj), Ser 2006A, (Auction Rate Sec) (Insured by FGIC),
0.672%, 9–1–32	3,000	2,888
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison LLC Expansion Proj), Ser 2008,
8.000%, 5–1–25	2,500	2,769
Rio Nuevo Multipurp Fac Dist (Tucson, AZ), Sub Lien Excise Tax Rev Bonds, Ser 2008,
6.625%, 7–15–25	2,000	2,254

		10,133

California – 15.3%
ABAG Fin Auth for Nonprofit Corp., Rev Bonds (Sharp Hlth Care), Ser 2009B,
6.250%, 8–1–39	1,000	1,163
Arpt Comsn, San Francisco Intl Arpt Second Ser Rev Bonds, Ser 2009E,
6.000%, 5–1–39	3,000	3,465
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 D-1 Index Rate Bonds,
0.971%, 4–1–45 (A)	4,000	4,013
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 G-1,
1.110%, 4–1–45 (A)	8,500	8,409
CA (School Facilities) GO Bonds,
5.000%, 11–1–30	3,000	3,609
CA Cmnty Trans Rev (Installment Sale), Cert of Part (T.R.I.P. - Total Road Impvt Prog), Ser 2012B,
5.250%, 6–1–42	1,900	2,127
CA Dept of Water Res, Cent Vly Proj, Water Sys Rev Bonds, Ser X (Insured by FGIC),
5.500%, 12–1–16	10	10
CA Hlth Fac Fin Auth, Rev Bonds (Adventist Hlth Sys/West), Ser 2009A,
5.750%, 9–1–39	3,000	3,421
CA Hlth Fac Fin Auth, Rev Bonds (Children’s Hosp of Orange Cnty), Ser 2009A,
6.500%, 11–1–38	2,000	2,369

CA Muni Fin Auth, Cmnty Hosp of Cent CA Oblig Group Cert of Part,
5.500%, 2–1–39	4,000	4,442
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A,
8.500%, 10–1–29	1,000	1,127
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rev Bonds (Republic Svc, Inc. Proj), Ser 2002B,
5.250%, 6–1–23	2,085	2,238
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A,
5.000%, 10–1–33	1,000	1,051
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	1,745	1,904
6.350%, 7–1–46	970	1,065
CA Various Purp GO Bonds:
5.250%, 9–1–26	3,500	4,202
5.500%, 4–1–28	5	5
5.250%, 10–1–29	2,500	2,884
5.750%, 4–1–31	5,000	5,761
6.000%, 3–1–33	1,000	1,204
5.000%, 4–1–37	5,000	5,820
6.000%, 11–1–39	4,500	5,338
CA Various Purp GO Rfdg Bonds,
5.000%, 2–1–33	8,000	9,393
Carson Redev Agy Redev Proj Area No. 1, Tax Alloc Bonds, Ser 2009A,
7.000%, 10–1–36	750	876
City of Los Angeles, Wastewater Sys Rev Bonds, Rfdg Ser 2015–D,
5.000%, 6–1–34	5,000	6,006
Cmnty Redev Agy of Santa Ana, Merged Proj Area Bonds, Ser 2011A,
6.250%, 9–1–24	2,000	2,408
Cnty of Sacramento, 2010 Rfdg Cert of Part, Sacramento Cnty Pub Fac Fin Corp.,
5.750%, 2–1–30	2,000	2,271
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset–Bkd Bonds, Ser 2013A,
5.000%, 6–1–29	1,500	1,742
Golden State Tob Securitization Corp., Tob Stlmt Asset–Bkd Bonds, Ser 2015A:
5.000%, 6–1–33	3,165	3,712
5.000%, 6–1–34	2,840	3,313
Los Angeles, Wastewater Sys Rev Bonds, Ser 2015–A,
5.000%, 6–1–35	1,000	1,197
Modesto, CA, Irrigation Dist Fin Auth, Elec Sys Rev Bonds, Ser 2015A,
5.000%, 10–1–36	3,600	4,162
Palomar Pomerado Hlth, GO Bonds, Election of 2004, Ser 2009A:
0.000%, 8–1–31(B)	3,315	1,840
0.000%, 8–1–32(B)	5,000	2,663
0.000%, 8–1–33(B)	5,000	2,520
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part,
6.750%, 11–1–39	2,750	3,048
Pub Fac Fin Auth of San Diego, Sr Sewer Rev Bonds, Ser 2009A,
5.250%, 5–15–34	3,000	3,395
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E,
6.500%, 10–1–40	1,500	1,755
Redev Agy of San Diego, Naval Training Ctr Redev Proj, Tax Alloc Bonds, Ser 2010A,
5.750%, 9–1–40	1,000	1,123
Sacramento Area Flood Ctl Agy, Consolidated Cap Assmt Dist Bonds, Ser 2008 (Insured by BHAC),
5.500%, 10–1–28	500	550
San Jose Merged Area Redev Proj, Hsng Set–Aside Tax Alloc Bonds, Ser 2010A-1,
5.500%, 8–1–35	1,000	1,109

San Jose, CA, Arpt Rev Bonds, Ser 2011A-1,
5.250%, 3–1–21	3,185	3,729
Southn CA Pub Power Auth, Transmission Proj Rev Bonds (Southn Transmission Proj), Ser 2008B,
6.000%, 7–1–27	1,000	1,126
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009I,
6.375%, 11–1–34	500	600
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009G-1,
5.750%, 10–1–30	1,000	1,165
The Regents of the Univ of CA, Gen Rev Bonds, Ser 2013AI,
5.000%, 5–15–34	3,500	4,111
The Regents of the Univ of CA, Hosp Rev Bonds (UCLA Med Ctr), Ser 2004B (Insured by AMBAC),
5.500%, 5–15–20	1,500	1,504
Tuolumne Wind Proj Auth, Rev Bonds (Tuolumne Co Proj), Ser 2009A,
5.875%, 1–1–29	1,000	1,141
Vernon Elec Sys Rev Bonds, Ser 2012A,
5.500%, 8–1–41	2,185	2,492

		134,578

Colorado – 2.5%
City and Cnty of Broomfield, CO, Rfdg Cert of Part, Ser 2010,
5.000%, 12–1–23	2,065	2,352
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A:
6.750%, 12–1–23	1,275	1,449
7.400%, 12–1–38	1,000	1,181
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010,
6.125%, 5–1–40	2,975	3,282
CO Higher Edu Cap Constr, Lease Purchase Fin Prog, Cert of Part, Ser 2008:
5.500%, 11–1–27	730	821
5.500%, 11–1–27	270	303
Denver Hlth and Hosp Auth, Hlthcare Recovery Zone, Fac Rev Bonds, Ser 2010,
5.625%, 12–1–40	3,250	3,586
Joint Sch Dist No. 28J, Adams and Arapahoe Cnty, CO, GO Bonds, Ser 2008,
6.000%, 12–1–28	2,500	2,858
Rgnl Trans Dist of CO, Cert of Part, Ser 2015A,
5.000%, 6–1–35	1,000	1,153
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
6.500%, 1–15–30	4,250	4,944

		21,929

Connecticut – 0.3%
Cap City Econ Dev Auth, Prkg and Enrg Fee Rev Bonds, Ser 2008D,
5.750%, 6–15–34	2,500	2,754

District Of Columbia – 1.2%
DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009,
6.375%, 10–1–39	2,250	2,682
Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C,
0.000%, 10–1–41(B)	6,500	7,984

		10,666

Florida – 5.4%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009,
6.750%, 11–1–39	2,500	2,733
Citizens Ppty Ins Corp., Coastal Account Sr Secured Bonds, Ser 2011A-1,
5.000%, 6–1–20	1,000	1,143
Citizens Ppty Ins Corp., Sr Secured Rev Bonds, Ser 2010A-1,
5.250%, 6–1–17	3,600	3,818
Hillsborough Cnty Aviation Auth, FL Intl Arpt, Sub Rev Bonds, Ser 2015B,
5.000%, 10–1–35	1,700	1,936
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008A,
5.625%, 8–15–29	3,600	4,029

Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A,
5.500%, 10–1–36	2,500	2,837
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010A,
5.500%, 10–1–41	2,885	3,292
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B,
5.000%, 10–1–23	1,500	1,710
Miami-Dade Cnty, FL, GO Bonds (Bldg Better Cmnty Prog), Ser 2008B,
6.250%, 7–1–26	2,500	2,815
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B (Insured by AGM),
5.250%, 10–1–22	5,000	6,087
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008C (Insured by BHAC),
6.000%, 10–1–23	2,500	2,839
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A,
7.250%, 10–1–34	3,000	3,936
Port St. Lucie, FL, Spl Assmt Rfdg Bonds (City Ctr Spl Assmt Dist), Ser 2008A,
6.500%, 7–1–35	2,500	2,807
South Lake Cnty Hosp Dist, Rev Bonds (South Lake Hosp, Inc.), Ser 2009A,
6.250%, 4–1–39	1,000	1,133
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A,
5.875%, 8–1–40	3,500	3,897
Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry-Riddle Aeronautical Univ, Inc. Proj), Ser 2011,
5.250%, 10–15–22	2,250	2,622

		47,634

Georgia – 2.2%
Atlanta Arpt, Gen Rev Rfdg Bonds, Ser 2010C,
5.750%, 1–1–23	2,000	2,392
Atlanta Dev Auth, Edu Fac Rev Bonds (Panther Place LLC Proj), Ser 2009A,
5.000%, 7–1–37	3,495	3,856
Atlanta, GA, Water and Wastewater Rev Bonds, Ser 2009B,
5.375%, 11–1–39	3,000	3,384
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010,
6.125%, 9–1–40	1,500	1,643
Dev Auth of Burke Cnty (GA), Pollutn Ctl Rev Bonds (Oglethorpe Power Corp. Vogtle Proj), Ser 2003A,
0.748%, 1–1–24(A)	4,200	4,021
Griffin, GA Combined Pub Util Rev Rfdg Bonds, Ser 2012 (Insured by AGM):
3.000%, 1–1–16	1,050	1,050
3.000%, 1–1–17	500	511
Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D,
6.000%, 1–1–23	2,100	2,357

		19,214

Idaho – 0.5%
Boise City, ID, Arpt Rev Rfdg Bonds (Air Terminal Fac Proj), Ser 2011:
5.750%, 9–1–19	750	864
5.750%, 9–1–20	1,000	1,178
ID Hlth Fac Auth, Rev Bonds (St. Luke’s Hlth Sys Proj), Ser 2008A,
6.750%, 11–1–37	2,000	2,268

		4,310

Illinois – 4.1%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A,
5.700%, 5–1–36	1,750	1,770
Cmnty College Dist No. 525 Cnty of Will, Grundy, Livingston, Cook, Kendall, LaSalle, and Kankakee (Joliet Jr College), GO Bonds (Alternate Rev Source), Ser 2008:
5.750%, 6–1–28	620	675
5.750%, 6–1–28	380	423
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009,
6.500%, 4–1–39	2,500	2,734
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A,
7.250%, 11–1–30	2,500	2,934
IL Fin Auth, Rev Bonds, The Univ of Chicago, Ser 2008B,
5.750%, 7–1–33	2,500	2,795
IL Fin Auth, Student Hsng Rev Bonds (CHF–DeKalb LLC - Northn IL Univ Proj), Ser 2011,
5.750%, 10–1–21	2,000	2,213
IL GO Bonds, Ser 2012A,
4.000%, 1–1–23	7,150	7,416
IL Muni Elec Agy, Power Supply Sys Rev Rfdg Bonds, Ser 2015A,
5.000%, 2–1–32	3,000	3,483
IL Sales Tax Rev Bonds (Jr Oblig), Ser 2013,
5.000%, 6–15–26	1,700	1,975
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, 2013 Ser A,
5.000%, 1–1–35	3,000	3,393
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, Ser B,
5.000%, 1–1–37	1,500	1,736
Metro Pier and Exposition Auth IL, McCormick Place Expansion Proj Rfdg Bonds, Ser 2010B-1,
0.000%, 6–15–43 (B)	2,000	549
Rgnl Trans Auth, Cook, DuPage, Kane, Lake, McHenry and Will Cnty, IL, GO Bonds, Ser 2002A,
6.000%, 7–1–24	3,080	3,847

		35,943

Iowa – 0.8%
Altoona, IA, Annual Appropriation Urban Renewal Tax Incr Rev Bonds, Ser 2008,
5.750%, 6–1–31	1,000	1,076
IA Fin Auth, IA State Revolving Fund Rev Bonds, Ser 2008,
6.000%, 8–1–27	2,500	2,820
IA Higher Edu Loan Auth, Private College Fac Rev and Rfdg Bonds (Upper IA Univ Proj), Ser 2010,
6.000%, 9–1–39	2,145	2,255
IA Higher Edu Loan Auth, Private College Fac Rev Bonds (Upper IA Univ Proj), Ser 2012,
5.000%, 9–1–33	1,000	1,011

		7,162

Kansas – 0.7%
Arkansas City, KS, Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009,
7.000%, 9–1–38	2,000	2,095
Overland Park, KS, Trans Dev Dist, Sales Tax Rev Bonds (Oak Park Mall Proj), Ser 2010,
5.900%, 4–1–32	2,925	3,199
Unif Govt of Wyandotte Cnty/Kansas City, KS, Trans Dev Dist Sales Tax Rev Bonds (NFM–Cabela’s Proj), Ser 2006,
5.000%, 12–1–27	655	658

		5,952

Kentucky – 0.9%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	4,500	5,172
6.500%, 3–1–45	2,000	2,302

		7,474

Louisiana – 2.2%
Jefferson Parish Hosp Dist No. 1, Parish of Jefferson, LA, Hosp Rev Bonds, Ser 1998B,
5.250%, 1–1–28	1,000	1,172
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Hosp Rev Bonds (Women’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B,
6.000%, 10–1–44	5,250	6,030
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C,
7.000%, 1–1–33	1,000	1,166
Lafayette Pub Trust Fin Auth, Rev Bonds (Ragin’ Cajun Fac, Inc. Hsng and Prkg Proj), Ser 2010,
5.250%, 10–1–20	2,040	2,354
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A,
6.500%, 1–1–40	1,000	1,128
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A-1,
6.000%, 1–1–23	1,500	1,687
New Orleans, LA, GO Rfdg Bonds, Ser 2012,
5.000%, 12–1–25	1,500	1,733
New Orleans, LA, GO Rfdg Bonds, Ser 2012 (Insured by AGM):
5.000%, 12–1–26	2,000	2,298
5.000%, 12–1–27	1,500	1,715

		19,283

Maine – 0.1%
ME Edu Loan Auth, Student Loan Rev Bonds (Supplemental Edu Loan Prog), Ser 2009A-3,
5.875%, 12–1–39	945	1,037

Maryland – 1.0%
MD Econ Dev Corp., Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6–1–35	1,750	1,916
MD Hlth and Higher Edu Fac Auth, Rev Bonds, Johns Hopkins Hlth Sys Oblig Group Issue, Ser 2012D,
0.993%, 5–15–38 (A)	5,360	5,381
MD Hlth and Higher Edu Fac Auth, Rev Bonds, Patterson Park Pub Charter Sch Issue, Ser 2010A,
6.000%, 7–1–40	1,500	1,588

		8,885

Massachusetts – 1.3%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010,
6.375%, 7–1–30	2,220	2,461
MA Hlth and Edu Fac Auth, Rev Bonds, Springfield College Issue, Ser 2010,
5.625%, 10–15–40	1,000	1,076
MA Hlth and Edu Fac Auth, Rev Rfdg Bonds, Suffolk Univ Issue, Ser 2009A,
5.750%, 7–1–39	1,615	1,804
The Cmnwlth of MA, GO Rfdg Bonds (SIFMA Index Bonds), Ser 2013A,
0.370%, 2–1–17 (A)	6,000	5,999

		11,340

Michigan – 2.4%
Board of Trustees of Grand Vly, State Univ, Gen Rev Bonds, Ser 2009,
5.750%, 12–1–34	1,000	1,048
MI Fin Auth, Hosp Rev and Rfdg Bonds (Trinity Hlth Credit Group), Ser 2015MI,
5.000%, 12–1–35	2,500	2,832
MI State Bldg Auth, Rev and Rfdg Bonds (Fac Prog), Ser 2015I,
5.000%, 4–15–34	2,500	2,935

MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009,
5.750%, 11–15–39	4,250	4,839
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V,
8.000%, 9–1–29	3,950	4,675
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009W,
6.000%, 8–1–39	2,000	2,342
State Bldg Auth, Rev and Rev Rfdg Bonds (Fac Prog), Ser 2008I:
6.000%, 10–15–38	1,195	1,359
6.000%, 10–15–38	805	905

		20,935

Minnesota – 0.6%
Hsng and Redev Auth of Saint Paul, MN, Hlth Care Fac Rev Bonds (Hlth Partners Oblig Group Proj), Ser 2006,
5.250%, 5–15–36	2,000	2,084
Minneapolis Hlth Care Sys Rev Bonds (Fairview Hlth Svc), Ser 2008A,
6.750%, 11–15–32	1,000	1,160
Minneapolis–St. Paul Metro Arpt Comsn, Sub Arpt Rev Rfdg Bonds, Ser 2010D,
5.000%, 1–1–20	2,000	2,262

		5,506

Missouri – 2.1%
Belton, MO, Cert of Part, Ser 2008,
5.125%, 3–1–25	1,000	1,066
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children’s Mercy Hosp), Ser 2009,
5.625%, 5–15–39	2,250	2,481
Indl Dev Auth of Cape Girardeau Cnty, MO, Hlth Fac Rev Bonds (Saint Francis Med Ctr), Ser 2009A,
5.750%, 6–1–39	1,000	1,117
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Prairie State Proj), Ser 2015A:
5.000%, 12–1–29	1,550	1,830
5.000%, 12–1–30	1,200	1,408
5.000%, 12–1–31	1,000	1,168
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Iatan 2 Proj), Ser 2015A,
5.000%, 12–1–36	5,650	6,466
Pub Water Supply Dist No. 1 of Lincoln Cnty, MO, Cert of Part, Ser 2009,
6.750%, 6–15–35	2,500	2,537

		18,073

Nebraska – 0.1%
Hosp Auth No. 1 of Sarpy Cnty, NE, Hlth Fac Rev Bonds (Immanuel Oblig Grp), Ser 2010,
5.625%, 1–1–40	1,000	1,098

Nevada – 0.6%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A,
8.000%, 6–15–30	3,000	3,406
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008,
8.000%, 12–1–25	1,715	2,056

		5,462

New Hampshire – 0.6%
Business Fin Auth, Rev Bonds, Elliot Hosp Oblig Group Issue, Ser 2009A,
6.125%, 10–1–39	1,635	1,815
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A,
6.875%, 7–1–41	1,000	1,133
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRG Hlthcare Issue, Ser 2009 (Insured by FHA),
7.000%, 4–1–38	1,985	2,394

		5,342

New Jersey – 4.2%
Hudson Cnty Impvt Auth (Hudson Cnty, NJ), Fac Lease Rev Rfdg Bonds (Hudson Cnty Lease Proj), Ser 2010,
5.375%, 10–1–21	2,500	2,965
NJ Econ Dev Auth, Rev Bonds (Provident Group–Montclair Ppty LLC - Montclair St Univ Student Hsng Proj), Ser 2010A,
5.750%, 6–1–31	2,900	3,257
NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011EE,
5.250%, 9–1–24	2,545	2,772
NJ Econ Dev Auth, Sch Fac Constr Rfdg Notes (SIFMA Index Notes), Ser 2013I,
1.610%, 3–1–28 (A)	7,000	6,164
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B,
7.500%, 12–1–32	1,000	1,209
NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011-1:
5.000%, 12–1–19	1,385	1,533
5.500%, 12–1–21	1,145	1,316
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A,
5.500%, 7–1–38	1,500	1,687
NJ Tpk Auth, Tpk Rev Bonds, Ser 2000D,
0.445%, 1–1–30	6,625	6,161
NJ Trans Trust Fund Auth, Trans Sys Bonds (Cap Apprec Bonds), Ser 2010A,
0.000%, 12–15–40 (B)	8,000	2,155
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2005B,
5.250%, 12–15–22	3,500	3,971
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A (Insured by AGM/CR),
5.500%, 12–15–22	1,000	1,173
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G,
5.750%, 12–1–21	2,500	2,975

		37,338

New Mexico – 0.1%
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2008D–2 (Insured by GNMA/FNMA/FHLMC),
5.250%, 7–1–30	1,020	1,042

New York – 8.3%
Dormitory Auth of the State of NY, State Personal Income Tax Rev Bonds (Gen Purp), Ser 2015C (Tax-Exempt),
5.000%, 2–15–38	4,250	4,951
Metro Trans Auth, Trans Rev Bonds, Ser 2014C,
5.000%, 11–15–36	1,125	1,300
Metro Trans Auth, Trans Rev Rfdg Bonds, Ser 2015C-1,
5.000%, 11–15–35	2,500	2,938
NY Convention Ctr Dev Corp., Rev Rfdg Bonds (Hotel Unit Fee Secured), Ser 2015,
5.000%, 11–15–34	5,000	5,915
NY Dormitory Auth, Mercy Med Ctr Rev Bonds (Catholic Hlth of Long Island Oblig Group), Ser 1999B,
0.600%, 7–1–29 (A)	8,525	8,056
NY Enrg Research and Dev Auth, Pollutn Ctl Rev Bonds (Niagara Mohowak Power Corp. Proj), Ser 1985A (Insured by AMBAC),
1.055%, 12–1–23 (A)	4,350	4,138
NY State Enrg Research and Dev Auth, Fac Rev Bonds (Consolidated Edison Co. of NY, Inc. Proj), Sub Ser 1999A–1 (Insured by AMBAC),
0.375%, 5–1–34 (A)	8,000	7,280
NYC GO Bonds, Ser 2014D-1,
5.000%, 8–1–30	2,000	2,404
NYC Hsng Dev Corp., Multi–Fam Hsng Rev Bonds, Ser 2009K,
4.950%, 11–1–39	2,000	2,087

NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3–1–25 (B)	2,675	2,074
0.000%, 3–1–26 (B)	2,685	1,979
0.000%, 3–1–27 (B)	2,500	1,775
NYC Muni Water Fin Auth, Water and Sewer Sys Second Gen Resolution Rev Bonds, Ser 2015HH,
5.000%, 6–15–37	8,500	9,986
NYC Transitional Fin Auth, Future Tax Secured Tax-Exempt Sub Bonds, Ser 2013I,
5.000%, 5–1–29	2,600	3,112
Port Auth of NY & NJ Consolidated Bonds, One Hundred Fifty-Second Ser (Insured by BHAC),
5.750%, 11–1–30	4,490	4,965
Util Debt Securitization Auth, Restructuring Bonds, Ser 2013TE,
5.000%, 12–15–31	8,500	10,277

		73,237

North Carolina – 0.4%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C,
6.750%, 1–1–24	1,000	1,171
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A:
0.000%, 1–1–37 (B)	3,000	1,340
5.750%, 1–1–39	1,000	1,109

		3,620

Ohio – 1.4%
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009,
7.500%, 12–1–33	1,000	1,189
OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp. Proj), Ser 2009E,
5.625%, 10–1–19	2,000	2,227
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010,
5.750%, 12–1–30	4,500	5,199
OH Hosp Fac Rev Bonds (Summa Hlth Sys 2010 Proj),
5.750%, 11–15–40	1,000	1,099
OH Hosp Rev Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2008A,
5.250%, 1–1–33	2,000	2,162
OH Hsng Fin Agy, Residential Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2008J (Insured by GNMA/FNMA/FHLMC),
6.200%, 9–1–33	380	394

		12,270

Oklahoma – 0.1%
OK Muni Power Auth, Power Supply Sys Rev Bonds, Ser 2008A,
5.875%, 1–1–28	1,000	1,098

Oregon – 0.8%
Port of Portland, OR, Portland Intl Arpt Rfdg Rev Bonds, Ser Twenty-Three,
5.000%, 7–1–33	5,000	5,935
Port of Portland, Portland Intl Arpt, Rev Bonds, Subser 20C,
5.000%, 7–1–22	1,000	1,143

		7,078

Pennsylvania – 6.2%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B,
7.250%, 7–1–39	1,000	1,210
Dauphin Cnty Gen Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A:
6.000%, 6–1–29	2,000	2,297
6.000%, 6–1–36	2,750	3,138
Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A,
5.750%, 7–1–39	3,500	3,793

PA Higher Edu Fac Auth, Rev Bonds (Shippensburg Univ Student Svc, Inc. Student Hsng Proj at Shippensburg Univ of PA), Ser 2011,
6.000%, 10–1–26	2,500	2,794
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009C,
0.000%, 6–1–33 (B)	4,000	4,989
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009D,
5.500%, 12–1–41	2,250	2,529
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2010B–2,
0.000%, 12–1–28 (B)	8,500	10,035
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011,
7.250%, 12–15–31	2,600	2,902
Philadelphia, PA, Arpt Rev Bonds, Ser 2010D,
5.250%, 6–15–22	5,000	5,694
Philadelphia, PA, GO Rfdg Bonds, Ser 2008A (Insured by AGM),
5.250%, 12–15–24	10,750	11,834
Sch Dist of Philadelphia, GO Bonds, Ser 2015A:
5.000%, 9–1–34	1,615	1,812
5.000%, 9–1–35	1,000	1,118

		54,145

Puerto Rico – 0.1%
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A,
5.000%, 7–1–28	1,000	1,001

Rhode Island – 0.5%
RI Hlth and Edu Bldg Corp., Hosp Fin Rev Bonds, Lifespan Oblig Group Issue, Ser 2009A,
6.250%, 5–15–30	1,590	1,817
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2008A,
5.250%, 12–1–18	2,545	2,722

		4,539

South Carolina – 1.1%
SC Jobs - Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn LLC Proj), Ser 2009A,
6.500%, 4–1–42	4,015	4,892
SC Pub Svc Auth, Tax–Exempt Rfdg and Impvt Rev Oblig, Ser 2015A,
5.000%, 12–1–31	4,300	5,024

		9,916

South Dakota – 0.1%
SD Hlth and Edu Fac Auth (Huron Rgnl Med Ctr Issue), Rev Bonds, Ser 1994,
7.300%, 4–1–16	395	400

Tennessee – 1.1%
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2011A-1:
5.750%, 7–1–19	2,220	2,531
5.750%, 7–1–20	1,330	1,553
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2006A,
5.500%, 7–1–36	3,000	3,064
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2010A,
6.500%, 7–1–38	2,500	2,888

		10,036

Texas – 10.8%
Arlington, TX, Spl Tax Rev Bonds, Ser 2008 (Insured by BHAC),
5.500%, 8–15–27	2,000	2,168
Bexar Cnty Hlth Fac Dev Corp., Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7–1–45	3,250	3,678
Cap Area Cultural Edu Fac Fin Corp., Rev Bonds (The Roman Catholic Diocese of Austin), Ser 2005B,
6.125%, 4–1–45	1,000	1,147
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Rfdg Bonds, Ser 2009A,
9.250%, 3–1–24	2,500	3,033

Clifton Higher Edu Fin Corp., Edu Rev Bonds (Uplift Edu), Ser 2014A,
4.250%, 12–1–34	2,000	2,000
Dallas Independent Sch Dist (Dallas Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2008,
6.375%, 2–15–34	2,500	2,788
Frisco Independent Sch Dist (Collin and Denton Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2008A,
6.000%, 8–15–38	2,500	2,817
Harris Cnty Hlth Fac Dev Corp., Hosp Rev Rfdg Bonds (Mem Hermann Hlthcare Sys), Ser 2008B,
7.000%, 12–1–27	2,500	2,929
Harris Cnty Hlth Fac Dev Corp., Thermal Util Rev Bonds (Teco Proj), Ser 2008,
5.000%, 11–15–26	2,500	2,727
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008,
5.750%, 2–15–28	1,000	1,011
Houston, TX, Combined Util Sys, First Lien Rev Rfdg Bonds (SIFMA Index Floating Rate Bonds), Ser 2012C,
0.610%, 5–15–34 (A)	3,500	3,500
Lower Colorado River Auth, Rfdg Rev Bonds, Ser 2008A:
6.250%, 5–15–28	2,480	2,788
6.250%, 5–15–28	20	23
Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011,
5.625%, 12–1–17	5,000	5,191
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D,
0.000%, 1–1–30 (B)	24,000	14,534
Pharr, TX, Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A,
6.500%, 8–15–39	1,000	1,124
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007,
5.750%, 11–15–37	3,000	3,062
Tarrant Cnty, TX, Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty Proj), Ser 2015A,
5.250%, 11–15–35	500	515
Trinity River Auth of TX (Tarrant Cnty Water Proj), Impvt Rev Bonds, Ser 2008,
5.750%, 2–1–26	1,500	1,634
TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Bonds, Ser 2012,
5.000%, 12–15–16	2,000	2,081
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	2,000	2,351
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH–635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–33	2,250	2,792
7.000%, 6–30–40	5,000	6,078
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A,
6.200%, 2–15–40	2,500	2,999
TX Pub Fin Auth, TX Southn Univ Rev Fin Sys Bonds, Ser 2011,
6.750%, 5–1–26	3,740	4,298
TX Tpk Auth, Cent TX Tpk Sys, First Tier Rev Bonds, Ser 2002A (Insured by BHAC):
0.000%, 8–15–26 (B)	23,160	16,964
0.000%, 8–15–26 (B)	1,340	1,060

		95,292

Virgin Islands – 0.1%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note - Diageo Proj), Ser 2009A,
6.750%, 10–1–37	1,000	1,129

Virginia – 0.5%
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C,
7.500%, 7–1–29	2,500	2,860

Isle of Wight Cnty, VA, GO Pub Impvt Bonds, Ser 2008B,
6.000%, 7–1–27	1,605	1,841

		4,701

Washington – 2.0%
Port of Seattle, Intermediate Lien Rev Rfdg Bonds, Ser 2015B,
5.000%, 3–1–35	1,700	1,972
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009,
7.000%, 7–1–39	1,000	1,202
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
7.125%, 3–1–29	2,500	2,969
WA Hlth Care Fac Auth, Rev Bonds (Virginia Mason Med Ctr), Ser 2007C,
5.500%, 8–15–36	2,910	3,082
WA Pub Power Supply Sys, Nuclear Proj No. 1, Rfdg Rev Bonds, Ser 1989B,
7.125%, 7–1–16	8,200	8,475

		17,700

Wisconsin – 0.6%
WI Gen Fund Annual Appropriation Bonds, Ser 2009A,
5.750%, 5–1–33	1,000	1,144
WI Hlth and Edu Fac Auth, Rev Bonds (Aurora Hlth Care, Inc.), Ser 2010A,
5.625%, 4–15–39	1,500	1,675
WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Oblig Group), Ser 2009,
6.625%, 2–15–39	2,000	2,342

		5,161

Wyoming – 0.3%
WY Cmnty Dev Auth, Hsng Rev Bonds, 2014 Ser 1,
3.700%, 12–1–27	1,420	1,476
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A,
5.500%, 1–1–28	1,000	1,081

		2,557

TOTAL MUNICIPAL BONDS – 86.4%		$761,669
(Cost: $676,743)

SHORT-TERM SECURITIES (C)
Commercial Paper – 2.7%
Anheuser–Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB),
0.560%, 5–20–16	2,700	2,694
Bemis Co., Inc.,
0.340%, 1–6–16	4,000	4,000
BorgWarner, Inc.,
0.340%, 1–6–16	3,000	2,999
Campbell Soup Co.,
0.400%, 1–4–16	1,428	1,428
Federal Home Loan Bank,
0.280%, 3–2–16	3,700	3,698
Harley–Davidson Financial Services (GTD by Harley–Davidson Credit Corp.),
0.450%, 1–15–16	5,000	4,999
J.M. Smucker Co. (The),
0.290%, 1–4–16	3,500	3,500

		23,318

Master Note – 0.5%
Toyota Motor Credit Corp.,
0.435%, 1–6–16 (D)	4,576	4,576

Municipal Obligations – 10.0%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by U.S. Bank N.A.),
0.010%, 1–1–16 (D)	6,700	6,700

CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron USA, Inc. Proj), Ser 2010C (GTD by Chevron Corp.),
0.010%, 1–1–16 (D)	2,100	2,100
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank N.A.),
0.040%, 1–7–16 (D)	1,500	1,500
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2005 (GTD by U.S. Bank N.A.),
0.030%, 1–7–16 (D)	4,000	4,000
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.),
0.030%, 1–7–16 (D)	3,700	3,700
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hlthcare Org (GTD by JPMorgan Chase Bank N.A.),
0.010%, 1–7–16 (D)	255	255
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02–01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (GTD by Wells Fargo Bank N.A.),
0.050%, 1–7–16 (D)	1,325	1,325
Greenville Hosp Sys Board of Trustees, Hosp Rfdg Rev Bonds, Ser 2008B (GTD by U.S. Bank N.A.),
0.010%, 1–7–16 (D)	2,500	2,500
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09–1, Adj Rate Spl Tax Bonds, Ser 2014C–C (GTD by U.S. Bank N.A.),
0.010%, 1–1–16 (D)	5,500	5,500
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.),
0.010%, 1–7–16 (D)	1,500	1,500
MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2008B (Tax–Exempt), (GTD by U.S. Bank N.A.),
0.010%, 1–7–16 (D)	3,800	3,800
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.),
0.010%, 1–1–16 (D)	8,815	8,815
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.010%, 1–1–16 (D)	10,000	10,000
MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.010%, 1–1–16 (D)	10,000	10,000
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp. Issue, Ser 2008C (GTD by JPMorgan Chase & Co.),
0.010%, 1–7–16 (D)	6,300	6,300
NYC GO Bonds, Fiscal 2008 Ser L-4,
0.010%, 1–1–16 (D)	2,000	2,000
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.),
0.010%, 1–1–16 (D)	1,545	1,545

Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A (GTD by Wells Fargo Bank N.A.),
0.010%, 1–7–16 (D)	3,549	3,549
The Regents of the Univ of CA, Gen Rev Bonds, Ser AL (Var Rate Demand Bonds),
0.010%, 1–7–16 (D)	9,000	9,000
Tuscaloosa Cnty Indl Dev Auth, Gulf Opp Zone Bonds (Hunt Refining Proj), Ser 2011G (GTD by Bank of Nova Scotia),
0.010%, 1–7–16 (D)	4,000	4,000

		88,089

TOTAL SHORT–TERM SECURITIES – 13.2%		$115,983
(Cost: $115,978)

TOTAL INVESTMENT SECURITIES – 99.6%		$877,652
(Cost: $792,721)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		3,643

NET ASSETS – 100.0%		$881,295

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015.

(B)	Zero coupon bond.

(C)	Rate shown is the yield to maturity at December 31, 2015.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$761,669	$—
Short-Term Securities	—	115,983	—
Total	$—	$877,652	$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

BHAC = Berkshire Hathaway Assurance Corporation

CR = Custodial Receipts

FGIC = Financial Guaranty Insurance Co.

FHA = Federal Housing Administration

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$792,721

Gross unrealized appreciation	85,936
Gross unrealized depreciation	(1,005)

Net unrealized appreciation	$84,931

SCHEDULE OF INVESTMENTS
Municipal High Income Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value
Alabama – 0.5%
Butler Cnty Indl Dev Auth, Envirnmt Impvt Rev Bonds, Ser 2008A,
7.000%, 9–1–32	$1,000	$1,109
Jefferson Cnty, AL, Swr Rev Bonds, Ser 2013-D,
6.500%, 10–1–53	2,970	3,486

		4,595

Alaska – 0.7%
Northn Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2006A Sr Cur Int Bonds,
5.000%, 6–1–46	6,955	5,812

American Samoa – 0.6%
American Samoa Econ Dev Auth, Gen Rev and Rfdg Bonds, Ser 2015A,
6.625%, 9–1–35	5,000	5,067

Arizona – 2.7%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B,
0.981%, 1–1–37 (A)	10,000	9,040
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison LLC Expansion Proj), Ser 2008,
8.000%, 5–1–25	8,000	8,861
Indl Dev Auth of Tempe, AZ, Rev Rfdg Bonds (Friendship Vlg of Tempe), Ser 2012A:
6.000%, 12–1–32	1,430	1,555
6.250%, 12–1–46	1,500	1,632
Indl Dev Auth of Yavapai, Edu Rev Bonds (AZ Agribusiness and Equine Ctr, Inc. Proj), Ser 2011,
7.875%, 3–1–42	2,000	2,328

		23,416

California – 7.2%
CA Muni Fin Auth, Edu Fac Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2006A,
5.250%, 6–1–36	1,000	1,003
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A,
8.750%, 10–1–39	4,000	4,538
CA Statewide Cmnty Dev Auth, Rev Bonds (Methodist Hosp of Southn CA Proj), Ser 2009 (Insured by FHA),
6.625%, 8–1–29	2,225	2,661
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	2,995	3,268
6.350%, 7–1–46	1,705	1,873
CA Statewide Cmnty Dev Auth, Sr Living Rev Bonds (Southn CA Presbyterian Homes), Ser 2009,
7.000%, 11–15–29	1,500	1,751
Cert of Part, Oro Grande Elem Sch Dist, Ser 2010,
6.125%, 9–15–40	5,000	5,797
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1 Sr Current Interest Bonds,
5.750%, 6–1–47	5,000	4,728
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1,
5.125%, 6–1–47	7,000	6,114

Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015A,
5.000%, 6–1–35	6,265	7,269
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part:
6.625%, 11–1–29	2,000	2,210
6.750%, 11–1–39	900	997
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E,
6.500%, 10–1–40	2,500	2,925
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds:
7.750%, 8–1–28	1,000	1,058
8.000%, 8–1–38	1,400	1,483
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011,
7.500%, 12–1–41	4,000	4,902
San Mateo Cmnty Fac Dist No. 2008–1 (Bay Meadows), Spl Tax Bonds, Ser 2012,
6.000%, 9–1–42	1,000	1,147
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006A Sr Current Int Bonds,
5.000%, 6–1–37	5,500	5,152
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser A-1,
5.125%, 6–1–46	4,000	3,660

		62,536

Colorado – 6.5%
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2006,
5.250%, 10–1–40	2,000	2,034
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2008,
6.000%, 10–1–40	4,750	4,966
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008B,
8.000%, 12–1–38	1,125	1,316
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A,
7.400%, 12–1–38	2,700	3,188
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (Twin Peaks Charter Academy Proj), Ser 2008,
7.000%, 11–15–38	4,000	4,668
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010,
6.125%, 5–1–40	5,975	6,591
CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty - Clermont Park Proj), Ser 2006A,
5.750%, 1–1–37	3,000	3,044
CO Hlth Fac Auth, Rev Bonds (CO Sr Residences Proj), Ser 2012,
7.000%, 6–1–42 (B)	3,665	2,968
CO Hlth Fac Auth, Rev Rfdg Bonds (Christian Living Cmnty Proj), Ser 2012,
5.250%, 1–1–37	1,000	1,033
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008,
6.200%, 12–1–37	4,000	4,392
North Range Metro Dist No. 2, Adams Cnty, CO, Ltd. Tax GO Bonds, Ser 2007,
5.500%, 12–15–37	7,300	7,385
Pub Auth for CO Enrg, Natural Gas Purchase Rev Bonds, Ser 2008,
6.500%, 11–15–38	3,000	4,073

Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
6.500%, 1–15–30	3,000	3,489
Tallgrass Metro Dist, Arapahoe Cnty, CO, GO Ltd. Tax Rfdg and Impvt Bonds, Ser 2007,
5.250%, 12–1–37	3,943	3,948
Wildgrass Metro Dist, Broomfield Cnty, CO, GO Ltd. Tax Rfdg Bonds, Ser 2007,
6.200%, 12–1–34	3,082	3,242

		56,337

Connecticut – 0.6%
Harbor Point Infra Impvt Dist (Harbor Point Proj), Spl Oblig Rev Bonds, Ser 2010A,
7.875%, 4–1–39	4,500	5,354

Florida – 2.9%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009:
6.500%, 11–1–29	2,250	2,446
6.750%, 11–1–39	2,390	2,613
Cap Trust Agy, Rev Bonds (Million Air One LLC Gen Aviation Fac Proj), Ser 2011,
7.750%, 1–1–41	4,000	3,629
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A:
6.000%, 6–15–32	2,600	2,671
6.000%, 9–15–40	6,000	6,256
6.125%, 6–15–43	1,000	1,025
FL Dev Fin Corp., Rev Bonds (Sculptor Charter Sch Proj), Ser 2008A,
7.250%, 10–1–38	1,965	2,089
Lee Cnty Indl Dev Auth, Hlthcare Fac Rfdg Rev Bonds (Cypress Cove at Health Park FL, Inc. Proj), Ser 2012,
6.500%, 10–1–47	3,835	4,300

		25,029

Georgia – 1.5%
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010,
6.125%, 9–1–40	2,000	2,191
Greene Cnty Dev Auth, GA, First Mtg Rev Bonds (Glen-I LLC Proj), Ser 2015A,
7.250%, 1–1–46	6,000	6,079
Savannah Econ Dev Auth, Rfdg Rev Bonds (The Marshes of Skidaway Island Proj), Ser 2013,
7.250%, 1–1–49	4,000	4,622

		12,892

Guam – 0.4%
Govt of GU, GO Bonds, Ser 2009A,
7.000%, 11–15–39	2,700	3,296

Hawaii – 0.3%
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A:
8.750%, 11–15–29	400	497
9.000%, 11–15–44	2,000	2,487

		2,984

Illinois – 8.4%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A,
5.700%, 5–1–36	2,500	2,529
Chicago Multi–Fam Hsng Rev Bonds (Goldblatts Supportive Living Proj), Ser 2013,
6.125%, 12–1–43	3,000	2,812
Cook Cnty, IL, Recovery Zone Fac Rev Bonds (Navistar Intl Corp. Proj), Ser 2010,
6.500%, 10–15–40	4,500	4,218
Fairview Heights, IL, Tax Incr Rfdg Rev Bonds (Shoppes at St. Clair Square Redev Proj), Ser 2009A,
8.000%, 12–1–28	1,125	1,183
IL Fin Auth, Rev Bonds (Lutheran Home and Svs Oblig Group), Ser 2012,
5.750%, 5–15–46	2,500	2,663

IL Fin Auth, Multi–Family Hsng Rev Bonds (St. Anthony of Lansing Proj), Ser 2012,
6.500%, 12–1–32	4,660	4,822
IL Fin Auth, Rev Bonds (Admiral at the Lake Proj), Ser 2010A,
8.000%, 5–15–46	8,000	9,149
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A,
7.250%, 11–1–38	2,565	3,010
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009C,
6.625%, 11–1–39	3,000	3,543
IL Fin Auth, Rev Bonds (Silver Cross Hosp and Med Ctrs), Ser 2009,
7.000%, 8–15–44	5,000	6,047
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2009,
7.875%, 3–1–32	3,500	3,644
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2010,
7.500%, 3–1–32	2,000	2,074
SW IL Dev Auth, Local Govt Prog Rev Bonds (Collinsville Ltd. Incr Sales Tax Proj), Ser 2007,
5.350%, 3–1–31	980	775
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008,
7.000%, 12–1–22	3,560	4,052
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2009,
8.000%, 1–15–22	695	745
SW IL Dev Auth, Local Govt Prog Rev Rfdg Bonds (Granite City Proj), Ser 2012,
5.250%, 3–1–23	2,805	2,926
SW IL Dev Auth, Sr Care Fac Rev Bonds (Eden Ret Ctr, Inc. Proj), Ser 2006,
5.850%, 12–1–36	2,675	2,477
Vlg of Bridgeview, Cook Cnty, IL, GO Bonds, Ser 2015A,
5.625%, 12–1–41	4,000	4,138
Vlg of Bridgeview, Cook Cnty, IL, GO Rfdg Bonds, Ser 2014A,
5.500%, 12–1–43	5,000	4,947
Vlg of Matteson, Cook Cnty, IL, GO Cap Apprec Debt Cert, Ser 2010,
0.000%, 12–1–29 (C)	7,385	5,181
Vlg of Riverdale, Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011,
8.000%, 10–1–36	2,375	2,604

		73,539

Indiana – 3.1%
City of Carmel, IN, Rev Bonds, Ser 2012A,
7.125%, 11–15–47	6,250	7,026
Hammond, IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008,
6.000%, 1–15–17	810	818
Hendricks Cnty Redev Dist, Tax Incr Rev Rfdg Bonds, Ser 2010B,
6.450%, 1–1–23	1,030	1,030
IN Fin Auth, Midwestrn Disaster Relief Rev Bonds (OH Vly Elec Corp. Proj), Ser 2012A,
5.000%, 6–1–39	6,335	6,635
Lake Station 2008 Bldg Corp., Lake Station, IN, First Mtg Bonds, Ser 2010,
6.000%, 7–15–27	2,000	2,210
Terre Haute, IN, Rev Bonds (Westminister Vlg Proj), Ser 2012,
6.000%, 8–1–39	1,000	1,016
Westfield Redev Dist, Tax Incr Rev Bonds of 2009,
6.500%, 2–1–30	2,000	2,268
Whitestown, IN, Econ Dev Tax Incr Rev Bonds (Perry Indl Park and Whitestown Crossing Proj), Ser 2010A,
7.000%, 2–1–30	3,685	3,944
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Lakefront Dev Proj), Ser 2010,
6.750%, 1–15–32	1,585	1,752

		26,699

Iowa – 0.8%
IA Fin Auth, Ret Cmnty Rev Bonds (Edgewater LLC Proj), Ser 2007A,
6.750%, 11–15–37	4,500	4,992
IA Fin Auth, Rev and Rfdg Bonds (Childserve Proj), Ser 2015B,
5.000%, 6–1–36	2,425	2,432

		7,424

Kansas – 2.0%
Arkansas City, KS, Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009,
7.000%, 9–1–38	3,000	3,143
Atchison, KS, Hosp Rev Bonds (Atchison Hosp Assoc), Ser 2008A,
6.750%, 9–1–30	2,920	3,075
Kansas City, Wyandotte Cnty, KS, Unif Govt Spl Oblig Rev Sales Tax Bonds (Vacation Vlg Proj), Ser 2015A,
5.750%, 9–1–32	3,000	3,024
Lawrence, KS (The Bowersock Mills & Power Co. Hydroelec Proj), Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A,
7.625%, 8–1–37	3,500	3,662
Lenexa, KS, Spl Oblig Tax Incr Rev Bonds (City Ctr East Proj I), Ser 2007,
6.000%, 4–1–27 (B)	4,176	835
Olathe, KS, Sr Living Fac Rev Bonds (Catholic Care Campus, Inc.), Ser 2006A,
6.000%, 11–15–38	2,500	2,519
Olathe, KS, Trans Dev Dist Sales Tax Rev Bonds (The Olathe Gateway TDD No. 1a Proj), Ser 2006:
5.000%, 12–1–16(B)	68	26
5.000%, 12–1–28(B)	95	36
Wilson Cnty, KS, Hosp Rev Bonds, Ser 2006,
6.200%, 9–1–26	1,000	1,107

		17,427

Kentucky – 1.1%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	5,500	6,321
6.500%, 3–1–45	2,500	2,877

		9,198

Louisiana – 3.5%
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C,
7.000%, 1–1–33	1,000	1,166
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev and Rfdg Bonds (CDF Hlthcare of LA LLC Proj), Ser 2015A,
5.625%, 6–1–45	3,000	3,046
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2013B,
10.500%, 7–1–39	11,000	12,243
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj - Phase IIA), Ser 2014A,
8.375%, 7–1–39	6,000	6,238
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2015,
7.750%, 7–1–39	3,000	3,024
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A,
6.500%, 1–1–40	4,600	5,191

		30,908

Maryland – 0.4%
MD Econ Dev Corp., Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6–1–35	1,250	1,368
MD Econ Dev Corp., Port Fac Rfdg Rev Bonds (CNX Marine Terminals, Inc. Port of Baltimore Fac), Ser 2010,
5.750%, 9–1–25	2,000	1,788

		3,156

Massachusetts – 1.7%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010,
7.000%, 7–1–42	4,000	4,526
MA Port Auth, Spl Fac Rev Bonds (Delta Air Lines, Inc. Proj), Ser 2001B (Auction Rate Sec) (Insured by AMBAC),
0.672%, 1–1–31 (A)	11,500	9,890

		14,416

Michigan – 3.1%
MI Fin Auth, Hosp Rev and Rfdg Bonds (Presbyterian Vlg of MI), Ser 2015,
5.250%, 11–15–35	2,340	2,391
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev and Rev Rfdg Bonds (MI Technical Academy Proj), Ser 2012:
7.100%, 10–1–31	1,000	1,023
7.450%, 10–1–41	1,000	1,026
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev Bonds (Old Redford Academy Proj), Ser 2010A:
5.900%, 12–1–30	2,000	2,029
6.500%, 12–1–40	3,000	3,091
MI Fin Auth, Sr Edu Fac Rev Bonds (St. Catherine of Siena Academy Proj), Ser 2010A,
8.500%, 10–1–45(B)	9,815	5,889
MI Tob Stlmt Fin Auth, Tob Stlmt Asset–Bkd Bonds, Ser 2008A,
6.875%, 6–1–42	7,600	7,785
The Econ Dev Corp. of Dearborn, MI, Ltd. Oblig Rev and Rfdg Rev Bonds (Henry Ford Vlg, Inc. Proj), Ser 2008:
6.000%, 11–15–18	885	900
7.000%, 11–15–38	2,400	2,436

		26,570

Missouri – 6.4%
Arnold, MO, Real Ppty Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009A,
7.750%, 5–1–28	2,075	2,190
Arnold, MO, Sales Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009B,
8.000%, 5–1–28	2,045	2,165
Ballwin, MO, Tax Incr Rfdg and Impvt Rev Bonds (Ballwin Town Ctr Redev Proj), Ser 2002A,
6.250%, 10–1–17	1,700	1,671
Blue Springs, MO, Spl Oblig Tax Incr and Spl Dist Rfdg and Impvt Bonds (Adams Farm Proj), Ser 2015A,
5.250%, 6–1–39	5,000	5,058
Broadway–Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.875%, 12–1–31	675	543
6.125%, 12–1–36	675	536
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.400%, 10–1–26	760	717
5.500%, 10–1–31	1,500	1,373
5.550%, 10–1–36	400	356
Hlth and Edu Fac Auth of MO, Edu Fac Rfdg Rev Bonds, Rockhurst Univ, Ser 2011A,
6.500%, 10–1–30	1,500	1,679
Jennings, MO, Tax Incr and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006,
5.000%, 11–1–23	2,575	2,577
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008:
0.000%, 4–1–55 (C)	3,302	494
5.750%, 4–1–55	2,391	2,298
Land Clearance for Redev Auth of St. Louis, Recovery Zone Fac Bonds (Kiel Opera House Proj), Ser 2010B,
7.000%, 9–1–35	2,910	3,032

MO Dev Fin Board, Infra Fac Rev Bonds (Branson Landing Proj), Ser 2005A,
6.000%, 6–1–20	840	913
MO Dev Fin Board, Research Fac Rev Bonds (Midwest Research Institute Proj), Ser 2007,
4.500%, 11–1–27	3,500	3,733
St. Louis Cnty, MO, Rev Notes (Lambert Arpt Eastn Perimeter Redev Proj–RPA1), Sr Ser B,
9.000%, 11–1–31	3,000	3,360
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM):
0.000%, 7–15–36 (C)	1,500	648
0.000%, 7–15–37 (C)	2,500	1,033
Stone Canyon Cmnty Impvt Dist, Independence, MO, Rev Bonds (Pub Infra Impvt Proj), Ser 2007,
5.750%, 4–1–27 (B)	1,250	381
The Elm Point Commons Cmnty Impvt Dist (St. Charles, MO), Spl Assmt Bonds, Ser 2007,
5.750%, 3–1–27	1,350	1,390
The Indl Dev Auth of Branson, MO, Tax Incr Rev Bonds (Branson Shoppes Redev Proj), Ser 2006A,
5.950%, 11–1–29	2,630	2,661
The Indl Dev Auth of Grandview, MO, Tax Incr Rev Bonds (Grandview Crossing Proj 1), Ser 2006,
5.750%, 12–1–28 (B)	1,000	240
The Indl Dev Auth of Kansas City, MO, Hlth Care Fac First Mtg Rev Bonds (The Bishop Spencer Place Proj), Ser 1994:
6.250%, 1–1–24	3,875	3,883
6.500%, 1–1–35	3,000	3,005
The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007,
5.750%, 3–1–29	1,185	717
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007,
6.850%, 4–1–29	2,940	3,021
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002,
7.000%, 8–15–32	6,000	6,010

		55,684

Nebraska – 1.3%
Cent Plains Enrg Proj, Gas Proj Rev Bonds (Proj No. 3), Ser 2012:
5.250%, 9–1–37	8,000	8,901
5.000%, 9–1–42	2,000	2,172

		11,073

Nevada – 1.4%
Director of the State of NV, Dept of Business and Industry Charter Sch Lease Rev Bonds (Somerset Academy), Ser 2015A,
5.125%, 12–15–45	2,515	2,528
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A,
8.000%, 6–15–30	5,000	5,676
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008,
8.000%, 12–1–38	3,000	3,597

		11,801

New Jersey – 1.5%
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 1999,
5.125%, 9–15–23	2,000	2,203
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B,
7.500%, 12–1–32	2,500	3,022
Tob Stlmt Fin Corp., Tob Stlmt Asset–Bkd Bonds, Ser 2007-1A,
5.000%, 6–1–41	9,730	8,120

		13,345

New Mexico – 0.2%
NM Hosp Equip Loan Council, Hosp Impvt and Rfdg Rev Bonds (Gerald Champion Rgnl Med Ctr Proj), Ser 2012A,
5.500%, 7–1–42	2,000	2,128

New York – 3.5%
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A2,
6.500%, 1–1–32	1,125	1,131
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A4,
6.700%, 1–1–49	3,750	3,735
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A5,
6.700%, 1–1–49	726	723
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014B,
5.500%, 7–1–20	1,453	1,455
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014C,
2.000%, 1–1–49	2,570	147
NY Liberty Dev Corp., Rev Bonds (3 World Trade Center Proj), Ser 2014,
5.000%, 11–15–44	15,000	15,542
Suffolk Cnty Indl Dev Agy, Assisted Living Fac Rev Bonds (Medford Hamlet Assisted Living Proj), Ser 2005,
6.375%, 1–1–39	1,800	1,821
The Orange Co. Funding Corp. (NY), Assisted Living Residence Rev Bonds (The Hamlet at Wallkill Assisted Living Proj), Ser 2012,
6.500%, 1–1–46	6,015	6,065

		30,619

Ohio – 0.6%
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009,
7.500%, 12–1–33	3,500	4,160
Summit Cnty Port Auth, OH (Cleveland - Flats East Dev Proj), Ser 2010B,
6.875%, 5–15–40	1,225	1,382

		5,542

Oklahoma – 0.8%
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005:
6.125%, 11–15–25	2,000	2,003
6.000%, 11–15–38	4,550	4,554

		6,557

Oregon – 1.2%
Hosp Fac Auth of Deschutes Cnty, OR, Hosp Rev Rfdg Bonds (Cascade Hlthcare Cmnty, Inc.), Ser 2008,
8.250%, 1–1–38	4,000	4,848
Port of Portland, OR, Portland Intl Arpt Passenger Fac Charge Rev Bonds, Ser 2011A,
5.500%, 7–1–30	5,000	5,725

		10,573

Pennsylvania – 3.1%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B,
7.250%, 7–1–39	3,000	3,629
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2012,
5.250%, 1–1–41	3,000	3,139

Delaware Cnty Indl Dev Auth, PA, Rfdg Rev Bonds (Covanta Proj), Ser 2015A,
5.000%, 7–1–43	5,000	5,057
Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A,
6.125%, 8–15–40	6,540	6,679
PA Econ Dev Fin Auth, Exempt Fac Rev Ref Bonds (PPL Enrg Supply LLC Proj), Ser 2009A,
6.400%, 12–1–38	4,000	4,100
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009E,
0.000%, 12–1–38 (A)	3,000	3,465
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992:
7.300%, 7–1–12 (B)	1,850	463
7.350%, 7–1–22 (B)	3,400	850

		27,382

Puerto Rico – 2.6%
Cmnwlth of PR, GO Bonds of 2014, Ser A,
8.000%, 7–1–35	5,000	3,633
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A:
5.750%, 7–1–28	2,000	1,330
5.500%, 7–1–39	3,750	2,459
PR Aqueduct and Sewer Auth, Rev Bonds, Ser 2012A (Sr Lien),
5.750%, 7–1–37	1,000	674
PR Elec Power Auth, Power Rev Bonds, Ser 2013A,
7.000%, 7–1–43	13,000	8,453
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2009A,
6.375%, 8–1–39	5,000	2,091
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2010A:
5.375%, 8–1–39	5,000	2,017
5.500%, 8–1–42	1,000	406
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, Ser 2011C,
5.250%, 8–1–40	3,000	1,699

		22,762

South Carolina – 0.7%
SC Jobs - Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn LLC Proj), Ser 2009A,
6.500%, 4–1–42	5,000	6,092

Tennessee – 0.1%
Metro Nashville Arpt Auth, Arpt Impvt Rev Bonds, Ser 2015A,
5.000%, 7–1–40	1,000	1,158

Texas – 13.6%
Bexar Cnty Hlth Fac Dev Corp., Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7–1–45	1,750	1,980
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Bonds, Ser 2009A,
9.500%, 3–1–33	3,500	4,246
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1–1–36 (C)	2,000	853
0.000%, 1–1–40 (C)	1,500	531
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013A,
5.000%, 11–1–45	5,500	5,919
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013B,
5.000%, 11–1–44	5,000	5,581
Grand Prkwy Trans Corp., First Tier Toll Rev Bonds, Ser 2013A,
5.500%, 4–1–53	10,000	11,210

Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A,
9.000%, 9–1–38	2,865	3,162
Harris Cnty Cultural Edu Fac Fin Corp., Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009,
7.000%, 8–15–28	4,500	4,876
HFDC of Cent TX, Inc., Ret Fac Rev Bonds (The Vlg at Gleannloch Farms, Inc. Proj), Ser 2006A,
5.500%, 2–15–27	1,500	1,578
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008,
6.000%, 2–15–38	1,600	1,620
La Vernia Higher Edu Fin Corp. (KIPP, Inc.), Ser 2009A,
6.375%, 8–15–44	2,000	2,366
La Vernia Higher Edu Fin Corp. (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009,
9.000%, 8–15–38	5,145	5,794
Lubbock Hlth Fac Dev Corp., First Mtg Rev and Rfdg Bonds (Carillon Sr Life Care Cmnty Proj), Ser 2005A,
6.625%, 7–1–36	6,000	6,113
Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011,
6.875%, 12–1–24	2,000	2,083
Pharr, TX, Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A:
6.250%, 8–15–29	900	1,003
6.500%, 8–15–39	1,800	2,023
Tarrant Cnty Cultural Edu Fac Fin Corp., Charter Sch Rev Bonds (Trinity Basin Preparatory Proj), Ser 2009A:
7.300%, 6–1–29	450	524
7.750%, 6–1–39	1,200	1,466
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007,
5.750%, 11–15–37	6,000	6,125
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Mirador Proj), Ser 2010A:
8.125%, 11–15–39	750	645
8.250%, 11–15–44	7,000	6,027
Tarrant Cnty, TX, Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty Proj), Ser 2015B-1,
4.500%, 11–15–21	4,000	4,014
TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Bonds, Ser 2012,
5.000%, 12–15–32	1,000	1,104
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	9,750	11,464
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–32	1,500	1,861
7.000%, 6–30–40	6,000	7,294
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A,
6.200%, 2–15–40	5,400	6,478
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A,
7.125%, 2–15–40	3,000	3,713
TX Trans Comsn, Cent TX Tpk Sys First Tier Rev Rfdg Bonds, Ser 2012-A,
5.000%, 8–15–41	6,445	7,088

		118,741

Utah – 0.3%
Muni Bldg Auth of Uintah Cnty, UT, Lease Rev Bonds, Ser 2008A,
5.500%, 6–1–37	2,000	2,219

Virginia – 3.9%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2013A:
6.000%, 6–1–43	3,911	3,846
2.000%, 10–1–48	1,265	57
Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A,
8.000%, 7–1–38	4,795	5,516
Marquis Cmnty Dev Auth (VA), Rev Bonds, Ser 2007:
0.000%, 9–1–41 (C)	821	108
5.625%, 9–1–41	2,779	2,233
Marquis Cmnty Dev Auth (York Country, VA), Convertible Cap Apprec Rev Bonds, Ser 2015,
0.000%, 9–1–45 (C)	859	560
Norfolk Redev and Hsng Auth, Multifam Rental Hsng Fac Rev Bonds (1016 L.P. - Sussex Apt Proj), Ser 1996,
8.000%, 9–1–26	1,940	1,940
VA Small Business Fin Auth, Sr Lien Rev Bonds (95 Express Lanes LLC Proj), Ser 2012,
5.000%, 7–1–34	4,590	4,936
VA Small Business Fin Auth, Sr Lien Rev Bonds (Elizabeth River Crossing Opco LLC Proj), Ser 2012:
6.000%, 1–1–37	2,000	2,311
5.500%, 1–1–42	11,000	12,215

		33,722

Washington – 0.8%
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008,
6.625%, 12–1–21	1,640	1,776
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
7.375%, 3–1–38	4,100	4,901

		6,677

Wisconsin – 1.0%
Pub Fin Auth, Sr Arpt Fac Rev and Rfdg Bonds (TrIps Obligated Group), Ser 2012B,
5.000%, 7–1–42	4,500	4,698
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A:
6.125%, 6–1–35	1,000	1,115
6.125%, 6–1–39	1,000	1,110
WI Pub Fin Auth, Edu Rev Bonds (Triad Edu Svc), Ser 2015A,
5.500%, 6–15–45	2,000	2,001

		8,924

Wyoming – 0.5%
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A,
5.500%, 1–1–38	4,000	4,308

TOTAL MUNICIPAL BONDS – 91.5%		$795,962
(Cost: $764,984)

SHORT–TERM SECURITIES
Commercial Paper(D) – 3.4%
Bemis Co., Inc.,
0.340%, 1–6–16	4,000	4,000
BorgWarner, Inc.,
0.340%, 1–6–16	5,000	4,999
Campbell Soup Co.,
0.400%, 1–4–16	2,770	2,770

Intel Corp.,
0.210%, 2–25–16	2,000	1,999
Kroger Co. (The),
0.700%, 1–4–16	3,000	3,000
NBCUniversal Enterprise, Inc.:
0.450%, 1–5–16	10,000	9,999
0.340%, 1–7–16	3,000	3,000

		29,767

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.435%, 1–6–16 (E)	1,251	1,251

Municipal Obligations – 4.2%
CA GO Bonds, Ser 2004B6 (GTD by U.S. Bank N.A.),
0.010%, 1–7–16 (E)	8,500	8,500
CA Infra and Econ Dev Bank, Var Rate Demand Rfdg Rev Bonds (LA Cnty Mus of Nat Hist Fndtn), Ser 2008A (GTD by Wells Fargo Bank N.A.),
0.010%, 1–1–16 (E)	3,000	3,000
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank N.A.),
0.040%, 1–7–16 (E)	1,300	1,300
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2005 (GTD by U.S. Bank N.A.),
0.030%, 1–7–16 (E)	2,400	2,400
Greenville Hosp Sys Board of Trustees, Hosp Rfdg Rev Bonds, Ser 2008B (GTD by U.S. Bank N.A.),
0.010%, 1–7–16 (E)	1,000	1,000
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.),
0.010%, 1–7–16 (E)	7,640	7,640
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2014C–C (GTD by U.S. Bank N.A.),
0.010%, 1–1–16 (E)	2,500	2,500
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.010%, 1–1–16 (E)	3,000	3,000
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.),
0.010%, 1–1–16 (E)	2,000	2,000
Tuscaloosa Cnty Indl Dev Auth, Gulf Opp Zone Bonds (Hunt Refining Proj), Ser 2011I (GTD by Bank of Nova Scotia),
0.010%, 1–7–16 (E)	5,000	5,000

		36,340

TOTAL SHORT–TERM SECURITIES – 7.7%		$67,358
(Cost: $67,358)

TOTAL INVESTMENT SECURITIES – 99.2%		$863,320
(Cost: $832,342)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		6,944

NET ASSETS – 100.0%		$870,264

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015.

(B)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C)	Zero coupon bond.

(D)	Rate shown is the yield to maturity at December 31, 2015.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$795,962	$—
Short-Term Securities	—	67,358	—
Total	$—	$863,320	$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

FHA = Federal Housing Administration

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$832,342

Gross unrealized appreciation	66,888
Gross unrealized depreciation	(35,910)

Net unrealized appreciation	$30,978

SCHEDULE OF INVESTMENTS
Cash Management (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

UNITED STATES GOVERNMENT OBLIGATIONS	Principal	Value
Treasury Bills – 3.5%
U.S. Treasury Bills:
0.290%, 6–23–16	$16,500	$16,459
0.550%, 6–30–16	34,000	33,906

		50,365

Treasury Notes – 1.0%
U.S. Treasury Notes,
0.428%, 1–2–16 (A)	14,500	14,457

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 4.5%		$64,822
(Cost: $64,822)

CORPORATE OBLIGATIONS
Certificate Of Deposit
Banco del Estado de Chile:
0.431%, 1–4–16 (A)	5,000	5,000
0.260%, 1–19–16	7,300	7,300
0.613%, 1–24–16 (A)	15,000	15,000
0.582%, 1–26–16 (A)	18,800	18,800
0.632%, 1–27–16 (A)	19,000	19,000
Bank of America N.A.,
0.350%, 3–1–16	17,000	17,000
Bank of Nova Scotia (The),
0.525%, 1–16–16 (A)	20,000	20,000
BMO Harris Bank N.A.:
0.599%, 1–7–16 (A)	24,000	24,000
0.486%, 1–10–16 (A)	22,400	22,400
Toyota Motor Credit Corp.,
0.660%, 1–18–16 (A)	33,000	33,000

Total Certificate Of Deposit – 12.6%		181,500
Commercial Paper (B)
Air Products and Chemicals, Inc.,
0.230%, 1–4–16	16,400	16,400
Army & Air Force Exchange Service,
0.210%, 1–26–16	3,600	3,599
Corporacion Andina de Fomento:
0.250%, 1–4–16	15,000	15,000
0.230%, 1–8–16	16,500	16,499
0.220%, 1–21–16	16,100	16,096
0.220%, 3–7–16	16,300	16,284
Emerson Electric Co.,
0.270%, 1–13–16	6,500	6,499
Essilor International S.A.:
0.220%, 1–4–16	2,500	2,500
0.160%, 1–25–16	9,500	9,497
Federal Home Loan Bank:
0.430%, 2–23–16	27,500	27,482
0.290%, 3–24–16	12,000	11,988
Intel Corp.,
0.210%, 2–25–16	15,000	14,991
J.M. Smucker Co. (The),
0.290%, 1–4–16	6,373	6,373
John Deere Capital Corp.,
0.170%, 1–6–16	4,897	4,897
John Deere Financial Ltd. (GTD by John Deere Capital Corp.):
0.170%, 1–19–16	9,000	8,998
0.440%, 1–20–16	10,650	10,647
0.550%, 2–9–16	6,500	6,496
Johnson & Johnson,
0.400%, 1–13–16	8,200	8,199
L Air Liquide S.A.:
0.280%, 1–5–16	9,500	9,500
0.325%, 2–3–16	8,000	7,998
Malayan Banking Berhad (GTD by Wells Fargo Bank N.A.):
0.280%, 1–5–16	27,000	26,999
0.400%, 2–5–16	5,700	5,698
0.210%, 2–19–16	16,000	15,988
Microsoft Corp.:
0.190%, 1–6–16	10,125	10,125
0.240%, 1–20–16	2,440	2,440
National Oilwell Varco, Inc.,
0.280%, 1–4–16	23,000	22,999
Northern Illinois Gas Co.:
0.450%, 1–12–16	27,500	27,496
0.450%, 1–15–16	27,325	27,320
0.300%, 1–20–16	13,000	12,997

PACCAR Financial Corp. (GTD by PACCAR, Inc.),
0.450%, 2–12–16	7,000	6,996
Pfizer, Inc.,
0.220%, 2–11–16	7,000	6,998
River Fuel Co. #2, Inc. (GTD by Bank of Nova Scotia),
0.300%, 1–15–16	38,873	38,868
River Fuel Trust #1 (GTD by Bank of Nova Scotia),
0.530%, 1–15–16	6,762	6,761
Siemens Capital Co. LLC (GTD by Siemens AG),
0.230%, 3–29–16	6,000	5,992
Stafford County, Staunton Indl Dev Auth (VA) Rev Bonds, Ser 8–A2 (GTD by Bank of America N.A.),
0.430%, 1–14–16	1,180	1,180
USAA Capital Corp.,
0.300%, 1–6–16	2,000	2,000
Wisconsin Electric Power Co.:
0.630%, 1–4–16	700	700
0.650%, 1–5–16	3,750	3,750
Wisconsin Gas LLC:
0.160%, 1–5–16	49,365	49,362
0.650%, 1–8–16	18,000	17,998

Total Commercial Paper – 35.5%		512,610
Master Note
Toyota Motor Credit Corp.,
0.435%, 1–6–16 (A)	6,942	6,942

Total Master Note – 0.5%		6,942
Notes
American Honda Finance Corp.,
0.341%, 1–11–16 (A)	11,100	11,100
Bank of Nova Scotia (The):
0.343%, 1–5–16 (A)	18,000	18,000
0.841%, 1–17–16 (A)	8,500	8,520
0.816%, 3–22–16 (A)	7,100	7,102
BMO Harris Bank N.A.,
0.810%, 1–18–16 (A)	22,000	22,000
GE Capital International Funding Co.,
0.964%, 4–15–16	47,343	47,392
General Electric Capital Corp.:
0.518%, 1–8–16 (A)	15,700	15,701
0.920%, 1–8–16 (A)	2,400	2,400
1.144%, 2–8–16 (A)	1,000	1,001
JPMorgan Chase Bank N.A.:
0.480%, 1–22–16 (A)	9,100	9,100
0.612%, 3–7–16 (A)	21,700	21,700
PepsiCo, Inc.,
0.617%, 2–26–16 (A)	5,487	5,488
Rabobank Nederland,
0.454%, 3–1–16 (A)	9,000	9,000
Royal Bank of Canada,
0.443%, 3–12–16 (A)	11,500	11,492
Toyota Motor Credit Corp.,
0.331%, 1–14–16 (A)	16,000	16,000
Wells Fargo Bank N.A.:
0.407%, 1–20–16 (A)	15,900	15,900
0.602%, 1–20–16 (A)	10,000	10,000
0.607%, 3–10–16 (A)	10,000	10,000
0.632%, 3–15–16 (A)	10,200	10,200

Total Notes – 17.5%		252,096

TOTAL CORPORATE OBLIGATIONS – 66.1%		$953,148
(Cost: $953,148)

MUNICIPAL OBLIGATIONS
California – 2.1%
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co.), Ser C (GTD by TD Bank N.A.),
0.010%, 1–1–16 (A)	2,000	2,000
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by U.S. Government),
0.030%, 1–7–16 (A)	12,500	12,500
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by U.S. Government),
0.030%, 1–7–16 (A)	7,585	7,585

Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2014C–C (GTD by U.S. Bank N.A.),
0.010%, 1–1–16 (A)	2,000	2,000
San Francisco City and Cnty, Pub Util Comnty Water Rev, Series A1T (Taxable), (GTD by Royal Bank of Canada),
0.330%, 1–27–16	5,900	5,900

		29,985

Colorado – 1.5%
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank N.A.),
0.040%, 1–7–16 (A)	10,025	10,025
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank N.A.),
0.030%, 1–7–16 (A)	7,070	7,070
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A-1 (GTD by JPMorgan Chase & Co.):
0.040%, 1–7–16 (A)	4,000	4,000
0.250%, 1–7–16 (A)	800	800

		21,895

Florida – 0.1%
FL Muni Power Agy, All-Requirements Power Supply Proj Var Rate Demand Rfdg Rev Bonds, Ser 2008C (GTD by Bank of America N.A.),
0.010%, 1–1–16 (A)	2,000	2,000

Georgia – 1.6%
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Taxable), (GTD by TD Bank N.A.),
0.250%, 1–14–16	6,635	6,635
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser A (Taxable), (GTD by Wells Fargo Bank N.A.),
0.220%, 1–6–16	15,700	15,700

		22,335

Illinois – 0.7%
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hlthcare Org (GTD by JPMorgan Chase Bank N.A.),
0.010%, 1–7–16 (A)	4,690	4,690
IL Fin Auth, Var Rate Demand Rev Bonds (The Carle Fndtn), Ser 2009 (GTD by JPMorgan Chase Bank N.A.),
0.010%, 1–7–16 (A)	5,245	5,245

		9,935

Louisiana – 2.5%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.),
0.010%, 1–7–16 (A)	16,150	16,150
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.),
0.010%, 1–1–16 (A)	12,948	12,948
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York (The)),
0.010%, 1–7–16 (A)	1,900	1,900
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp. Proj), Ser 1996 (GTD by Exxon Mobil Corp.),
0.010%, 1–1–16 (A)	4,900	4,900

		35,898

Maryland – 0.2%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by TD Bank N.A.),
0.345%, 1–7–16 (A)	2,400	2,400

Michigan – 0.2%
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds (Air Prod and Chemicals, Inc. Proj), Ser 2007 (GTD by Air Products and Chemicals, Inc.),
0.010%, 1–1–16 (A)	2,500	2,500

Mississippi – 3.1%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.),
0.010%, 1–1–16 (A)	11,523	11,523
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.010%, 1–1–16 (A)	1,080	1,080
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2010J (GTD by Chevron Corp.),
0.010%, 1–1–16 (A)	11,830	11,830
MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.010%, 1–1–16 (A)	16,400	16,400
MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser E (GTD by Chevron Corp.),
0.010%, 1–1–16 (A)	4,000	4,000

		44,833

Missouri – 0.4%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.),
0.420%, 1–7–16 (A)	5,610	5,610

New Jersey – 0.6%
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank N.A.),
0.414%, 1–7–16 (A)	8,433	8,433

New York – 2.7%
NY Hsng Fin Agy, Related–Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by Federal Home Loan Mortgage Corp.),
0.020%, 1–7–16 (A)	14,000	14,000
NY Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2012A (GTD by Bank of America N.A.),
0.010%, 1–7–16 (A)	3,000	3,000
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2015B (GTD by Wells Fargo Bank N.A.),
0.320%, 1–7–16 (A)	12,000	12,000
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America N.A.),
0.010%, 1–7–16 (A)	7,391	7,391
NYC Hsng Dev Corp., Multi–Fam Mtg Rev Bonds (Target V Apt), Ser 2006A (GTD by Citibank N.A.),
0.020%, 1–7–16 (A)	2,900	2,900

		39,291

Ohio – 0.0%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.),
0.030%, 1–7–16 (A)	700	700

Oregon – 0.2%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank N.A.),
0.010%, 1–7–16 (A)	3,595	3,595

Pennsylvania – 0.5%
EPC - Allentown, LLC, Incr Taxable Var Rate Demand Bonds, Ser 2005 (GTD by U.S. Bank N.A.),
0.410%, 1–7–16 (A)	7,160	7,160

Tennessee – 0.1%
Johnson City, TN Hlth and Edu Fac, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2013A (GTD by U.S. Bank N.A.),
0.010%, 1–7–16 (A)	1,900	1,900

Texas – 3.4%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.),
0.010%, 1–7–16 (A)	14,485	14,485
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.),
0.010%, 1–1–16 (A)	22,600	22,600
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds (Air Prdts Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.),
0.010%, 1–1–16 (A)	11,525	11,525

		48,610

Wyoming – 0.2%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron USA, Inc. Proj), Ser 1992 (GTD by Chevron Corp.),
0.010%, 1–1–16 (A)	2,369	2,369

TOTAL MUNICIPAL OBLIGATIONS – 20.1%		$289,449
(Cost: $289,449)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations – 9.8%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.300%, 1–6–16 (A)	27,856	27,856
0.320%, 1–6–16 (A)	7,200	7,200
0.330%, 1–6–16 (A)	22,497	22,497
0.420%, 1–6–16 (A)	6,226	6,226
0.320%, 1–7–16 (A)	3,100	3,100
0.330%, 1–7–16 (A)	52,550	52,550
0.420%, 1–7–16 (A)	14,200	14,200
0.330%, 1–29–16 (A)	7,100	7,100

		140,729

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 9.8%		$140,729
(Cost: $140,729)

TOTAL INVESTMENT SECURITIES – 100.5%		$1,448,148
(Cost: $1,448,148)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.5)%		(7,255)

NET ASSETS – 100.0%		$1,440,893

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

(B)	Rate shown is the yield to maturity at December 31, 2015.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
United States Government Obligations	$—	$64,822	$—
Corporate Obligations	—	953,148	—
Municipal Obligations	—	289,449	—
United States Government and Government Agency Obligations	—	140,729	—
Total	$—	$1,448,148	$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,448,148

Gross unrealized appreciation	—
Gross unrealized depreciation	—

Net unrealized appreciation	$—

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds (Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: February 26, 2016

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: February 26, 2016